UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)

Muzinich Credit Opportunities Fund
Institutional Class | MZCIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.67%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$244,730,599
Number of Holdings	345
Portfolio Turnover	86%
SEC Yield (Subsidized)	4.71%
SEC Yield (Unsubsidized)	4.48%
Visit https://www.muzinichusfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co LLC	1.5%
T-Mobile USA Inc	1.4%
General Motors Financial Co Inc	1.4%
Hyundai Capital America	1.1%
United States Treasury Note/Bond	1.1%
United Kingdom Gilt	1.1%
HCA Inc	1.0%
Nasdaq Inc	1.0%
Barclays PLC	0.8%
CaixaBank SA	0.8%
Security Type Breakdown (%)
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature
Muzinich Credit Opportunities Fund	PAGE 1	TSR_SAR_74316J573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Credit Opportunities Fund	PAGE 2	TSR_SAR_74316J573

Muzinich Credit Opportunities Fund
Supra Institutional Class | MZCSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$30	0.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$244,730,599
Number of Holdings	345
Portfolio Turnover	86%
SEC Yield (Subsidized)	4.80%
SEC Yield (Unsubsidized)	4.57%
Visit https://www.muzinichusfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co LLC	1.5%
T-Mobile USA Inc	1.4%
General Motors Financial Co Inc	1.4%
Hyundai Capital America	1.1%
United States Treasury Note/Bond	1.1%
United Kingdom Gilt	1.1%
HCA Inc	1.0%
Nasdaq Inc	1.0%
Barclays PLC	0.8%
CaixaBank SA	0.8%
Security Type Breakdown (%)
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature
Muzinich Credit Opportunities Fund	PAGE 1	TSR_SAR_74316J573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Credit Opportunities Fund	PAGE 2	TSR_SAR_74316J573

Muzinich Flexible U.S. High Yield income Fund
Institutional Class | MZHIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$47,684,837
Number of Holdings	279
Portfolio Turnover	46%
SEC Yield (Subsidized)	7.16%
SEC Yield (Unsubsidized)	6.59%
Visit https://www.muzinichusfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp	1.7%
Venture Global LNG Inc	1.6%
Cloud Software Group Inc	1.5%
Crescent Energy Finance LLC	1.3%
Carnival Holdings Bermuda Ltd	1.2%
Burford Capital Global Finance LLC	1.1%
Harvest Midstream I LP	1.1%
Mauser Packaging Solutions Holding Co	1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1.1%
Security Type Breakdown (%)
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR_SAR_74316J573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR_SAR_74316J573

Muzinich Flexible U.S. High Yield income Fund
Supra Institutional Class | MZHSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$29	0.58%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$47,684,837
Number of Holdings	279
Portfolio Turnover	46%
SEC Yield (Subsidized)	7.16%
SEC Yield (Unsubsidized)	6.59%
Visit https://www.muzinichusfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp	1.7%
Venture Global LNG Inc	1.6%
Cloud Software Group Inc	1.5%
Crescent Energy Finance LLC	1.3%
Carnival Holdings Bermuda Ltd	1.2%
Burford Capital Global Finance LLC	1.1%
Harvest Midstream I LP	1.1%
Mauser Packaging Solutions Holding Co	1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1.1%
Security Type Breakdown (%)
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR_SAR_74316J565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR_SAR_74316J565

Muzinich Low Duration Fund
Supra Institutional Class | MZLSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,077,471,166
Number of Holdings	485
Portfolio Turnover	34%
SEC Yield (Subsidized)	4.73%
SEC Yield (Unsubsidized)	4.65%
Visit https://www.muzinichusfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.0%
Ford Motor Credit Co LLC	1.6%
AIB Group PLC	1.4%
RCI Banque SA	1.1%
CaixaBank SA	1.0%
BPCE SA	1.0%
Hyatt Hotels Corp	1.0%
Bank of Ireland Group PLC	1.0%
Leasys SPA	0.9%
General Motors Financial Co Inc	1.0%
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature
Muzinich Low Duration Fund	PAGE 1	TSR_SAR_74316J573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Low Duration Fund	PAGE 2	TSR_SAR_74316J573

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muzinich Credit Opportunities Fund
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Low Duration Fund
Core Financial Statements
June 30, 2024

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)

		Par	Value
CORPORATE BONDS - 85.2%
Aerospace/Defense - 0.6%
TransDigm Inc, 6.63%, 03/01/2032(a)		$1,350,000	$ 1,365,323
Agency - 0.4%
Indian Railway Finance Corp Ltd, 3.57%, 01/21/2032		1,050,000	935,639
Airlines - 1.6%
Air France-KLM, 7.25%, 05/31/2026	EUR	900,000	1,013,414
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026(a)		366,667	363,675
5.75%, 04/20/2029(a)		1,075,000	1,047,579
Emirates Airline, 4.50%, 02/06/2025		215,197	214,166
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027(a)		540,000	541,417
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	650,000	660,818
			3,841,069
Automotive & Auto Parts - 8.9%
Ford Motor Credit Co LLC
7.35%, 11/04/2027		1,300,000	1,355,410
6.05%, 03/05/2031		900,000	902,400
7.12%, 11/07/2033		1,500,000	1,589,658
Ford Otomotiv Sanayi AS, 7.13%, 04/25/2029		250,000	252,816
Forvia SE, 2.75%, 02/15/2027	EUR	700,000	717,014
General Motors Financial Co Inc
2.35%, 01/08/2031		1,425,000	1,171,446
6.10%, 01/07/2034		1,200,000	1,215,815
5.95%, 04/04/2034		1,000,000	1,003,089
Hyundai Capital America
1.65%, 09/17/2026(a)		1,698,000	1,564,084
5.40%, 01/08/2031(a)		1,300,000	1,293,174
IHO Verwaltungs GmbH, 3.75% (includes 4.50% PIK), 09/15/2026	EUR	400,000	422,747
Kia Corp, 3.25%, 04/21/2026		470,000	452,766
Magna International Inc, 4.38%, 03/17/2032	EUR	500,000	558,972
Nissan Motor Acceptance Co LLC, 7.05%, 09/15/2028		400,000	416,684
Nissan Motor Co Ltd, 4.81%, 09/17/2030(a)		850,000	790,665
Phinia Inc, 6.75%, 04/15/2029(a)		650,000	660,468
Porsche Automobil Holding SE, 4.13%, 09/27/2032	EUR	925,000	986,557
RCI Banque SA, 4.13%, 04/04/2031	EUR	800,000	852,811
Schaeffler AG, 2.88%, 03/26/2027	EUR	900,000	937,538
Stellantis NV
4.25%, 06/16/2031	EUR	975,000	1,063,908
2.75%, 04/01/2032	EUR	500,000	492,972
Valeo SE, 5.88%, 04/12/2029	EUR	800,000	899,938

The accompanying notes are an integral part of these financial statements.

1

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
Volkswagen International Finance NV
4.63% to 1.000000000 then 10 yr. Swap Rate EUR + 3.98%, Perpetual	EUR	200,000	$210,309
7.50% to 1.000000000 then 5 yr. Swap Rate EUR + 4.29%, Perpetual	EUR	200,000	231,879
Volvo Car AB, 4.75%, 05/08/2030	EUR	600,000	644,538
ZF Europe Finance BV, 6.13%, 03/13/2029	EUR	1,000,000	1,134,231
			21,821,889
Banking - 11.4%
AIB Group PLC, 2.88% to 1.000000000 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	1,200,000	1,246,821
Banco BPM SPA, 4.88% to 01/17/2029 then 3 mo. EURIBOR + 2.35%, 01/17/2030	EUR	225,000	246,622
Banco Santander SA, 9.63% to 1.000000000 then 5 yr. CMT Rate + 5.30%, Perpetual		800,000	888,911
Bancolombia SA, 6.91% to 1.000000000 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	494,120
Bank of America Corp, 1.90% to 1.000000000 then SOFR + 1.53%, 07/23/2031		1,275,000	1,051,577
Barclays PLC
6.49% to 1.000000000 then SOFR + 2.22%, 09/13/2029		1,300,000	1,346,686
9.63% to 1.000000000 then USISSO05 + 5.78%, Perpetual		800,000	869,542
BBVA Bancomer SA, 8.13% to 1.000000000 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	659,797
BPCE SA
1.65% to 1.000000000 then SOFR + 1.52%, 10/06/2026(a)		700,000	662,507
1.50% to 1.000000000 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	600,000	592,542
CaixaBank SA
2.25% to 1.000000000 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,200,000	1,258,258
6.88% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	600,000	774,610
Citigroup Inc, 4.70% to 1.000000000 then SOFR + 3.23%, Perpetual		750,000	734,865
Commerzbank AG
4.00% to 1.000000000 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	700,000	743,435
1.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	600,000	594,213
4.88% to 1.000000000 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	400,000	427,367
Danske Bank AS, 1.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,200,000	1,261,199
First Abu Dhabi Bank PJSC, 6.32% to 1.000000000 then 5 yr. CMT Rate + 1.70%, 04/04/2034		1,350,000	1,378,269
ING Groep NV, 7.50% to 1.000000000 then 5 yr. CMT Rate + 3.71%, Perpetual		450,000	450,035
JPMorgan Chase & Co, 3.11% to 1.000000000 then SOFR + 2.44%, 04/22/2051		950,000	650,973
KBC Group NV, 0.63% to 1.000000000 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	600,000	592,337
Lloyds Banking Group PLC, 4.38% to 1.000000000 then 5 yr. Swap Rate EUR + 2.05%, 04/05/2034	EUR	900,000	957,720
Mizuho Financial Group Inc, 5.58% to 1.000000000 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,300,000	1,302,277

The accompanying notes are an integral part of these financial statements.

2

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Permanent TSB Group Holdings PLC, 6.63% to 1.000000000 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	800,000	$903,379
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 1.000000000 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	750,000	804,650
QNB Finance Ltd, 6.55% (SOFR + 1.20%), 04/02/2029		1,200,000	1,209,049
Societe Generale SA, 1.13% to 1.000000000 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	700,000	700,692
Standard Chartered PLC
7.28% (SOFR + 1.93%), 07/06/2027		270,000	274,963
6.54% (SOFR + 1.17%), 05/14/2028		500,000	502,178
1.20% to 1.000000000 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	800,000	792,997
Swedbank AB, 7.63% to 1.000000000 then 5 yr. CMT Rate + 3.59%, Perpetual		400,000	399,250
UniCredit SPA, 2.00% to 1.000000000 then 5 yr. Swap Rate EUR + 2.40%, 09/23/2029	EUR	600,000	638,135
United Overseas Bank Ltd, 3.86% to 1.000000000 then 5 yr. CMT Rate + 1.45%, 10/07/2032		900,000	857,219
Virgin Money UK PLC, 5.13% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	900,000	1,120,475
Volksbank Wien AG, 5.75% to 1.000000000 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	500,000	531,898
			27,919,568
Broadcasting - 0.6%
TEGNA Inc
4.75%, 03/15/2026(a)		875,000	856,327
4.63%, 03/15/2028		550,000	497,517
			1,353,844
Building Materials - 0.7%
Builders FirstSource Inc
4.25%, 02/01/2032(a)		500,000	442,481
6.38%, 03/01/2034(a)		425,000	421,541
Standard Industries Inc, 5.00%, 02/15/2027(a)		900,000	875,936
			1,739,958
Cable/Satellite TV - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.13%, 05/01/2027(a)		700,000	672,676
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 06/01/2034		750,000	752,789
Grupo Televisa SAB, 6.63%, 01/15/2040		400,000	397,394
			1,822,859
Capital Goods - 1.1%
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.75%, 07/15/2031(a)		250,000	253,659
Hillenbrand Inc, 6.25%, 02/15/2029		500,000	503,129
Ingersoll Rand Inc, 5.45%, 06/15/2034		300,000	303,347
Regal Rexnord Corp, 6.05%, 04/15/2028		1,350,000	1,367,297

The accompanying notes are an integral part of these financial statements.

3

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Capital Goods - (Continued)
Trane Technologies Financing Ltd, 5.10%, 06/13/2034		$ 375,000	$ 374,593
			2,802,025
Chemicals - 2.5%
Alpek SAB de CV, 4.25%, 09/18/2029		868,000	799,419
Celanese US Holdings LLC, 6.55%, 11/15/2030		1,025,000	1,072,440
DuPont de Nemours Inc, 5.42%, 11/15/2048		500,000	520,626
International Flavors & Fragrances Inc, 2.30%, 11/01/2030(a)		1,225,000	1,022,768
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,400,000	1,326,352
Sherwin-Williams Co, 2.95%, 08/15/2029		1,450,000	1,308,453
			6,050,058
Consumer-Products - 0.2%
Hasbro Inc, 6.05%, 05/14/2034		600,000	600,173
Containers - 0.2%
Berry Global Inc, 5.65%, 01/15/2034(a)		525,000	514,226
Diversified Financial Services - 8.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 09/30/2030		900,000	931,455
Block Inc, 6.50%, 05/15/2032(a)		475,000	481,222
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, 4.75%, 03/27/2034	EUR	600,000	651,754
DAE Funding LLC, 3.38%, 03/20/2028		1,400,000	1,287,918
Esic Sukuk Ltd, 5.83%, 02/14/2029		1,060,000	1,061,199
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(a)		1,075,000	1,091,341
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/2026		1,500,000	1,478,258
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(a)		400,000	417,438
Hyundai Card Co Ltd, 5.75%, 04/24/2029		210,000	211,629
ICD Funding Ltd, 3.22%, 04/28/2026		1,900,000	1,819,914
India Vehicle Finance, 5.85%, 03/25/2029		410,000	401,341
JAB Holdings BV, 4.38%, 04/25/2034	EUR	200,000	215,324
Macquarie Airfinance Holdings Ltd, 8.38%, 05/01/2028(a)		725,000	764,866
MDGH GMTN RSC Ltd
2.88%, 11/07/2029		880,000	793,025
3.70%, 11/07/2049		790,000	600,268
Morgan Stanley
5.17% to 1.000000000 then SOFR + 1.45%, 01/16/2030		775,000	773,661
5.25% to 1.000000000 then SOFR + 1.87%, 04/21/2034		450,000	444,038
5.47% to 1.000000000 then SOFR + 1.73%, 01/18/2035		675,000	674,796
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	700,000	742,362
Nasdaq Inc
5.55%, 02/15/2034		1,125,000	1,128,847
6.10%, 06/28/2063		1,250,000	1,281,516
SoftBank Group Corp, 6.75%, 07/08/2029		800,000	795,952

The accompanying notes are an integral part of these financial statements.

4

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
UBS Group AG, 9.25% to 1.000000000 then 5 yr. CMT Rate + 4.76%, Perpetual(a)		$1,500,000	$1,683,618
			19,731,742
Energy - 11.2%
Aker BP ASA, 4.00%, 05/29/2032	EUR	1,000,000	1,065,835
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	350,000	388,038
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		1,275,000	1,273,827
Cheniere Energy Partners LP
4.50%, 10/01/2029		1,000,000	953,297
5.95%, 06/30/2033		500,000	507,267
Chesapeake Energy Corp, 5.50%, 02/01/2026(a)		600,000	595,102
Ecopetrol SA, 8.88%, 01/13/2033		670,000	692,555
Energy Transfer LP, 5.55%, 05/15/2034		750,000	742,811
Galaxy Pipeline Assets Bidco Ltd, 2.63%, 03/31/2036		1,400,000	1,141,751
Kinder Morgan Inc
4.30%, 03/01/2028		675,000	656,048
5.20%, 06/01/2033		1,300,000	1,265,465
Lion/Polaris Lux 4 SA, 3.25%, 09/30/2040		959,000	730,996
Occidental Petroleum Corp, 7.88%, 09/15/2031		875,000	982,325
Oleoducto Central SA, 4.00%, 07/14/2027		924,000	857,281
ONEOK Inc
6.05%, 09/01/2033		700,000	722,412
6.63%, 09/01/2053		600,000	644,037
Ovintiv Inc, 7.10%, 07/15/2053		525,000	579,391
Pertamina Persero PT
3.65%, 07/30/2029		700,000	651,413
4.15%, 02/25/2060		850,000	628,404
Plains All American Pipeline LP / PAA Finance Corp, 3.55%, 12/15/2029		1,950,000	1,782,528
QatarEnergy, 2.25%, 07/12/2031		1,700,000	1,422,271
Repsol International Finance BV
3.75% to 1.000000000 then 5 yr. Swap Rate EUR + 4.00%, Perpetual	EUR	200,000	211,612
2.50% to 1.000000000 then 5 yr. Swap Rate EUR + 2.77%, Perpetual	EUR	875,000	892,389
Rockies Express Pipeline LLC, 3.60%, 05/15/2025(a)		1,375,000	1,344,282
Shell International Finance BV, 1.88%, 04/07/2032	EUR	600,000	572,749
Targa Resources Corp, 6.50%, 03/30/2034		700,000	742,515
TotalEnergies SE, 2.63% to 1.000000000 then 5 yr. Swap Rate EUR + 2.15%, Perpetual	EUR	1,475,000	1,559,009
Venture Global LNG Inc, 8.13%, 06/01/2028(a)		1,400,000	1,444,632
Williams Cos Inc, 5.30%, 08/15/2028		775,000	778,010
Wintershall Dea Finance 2 BV, 2.50% to 1.000000000 then 5 yr. Swap Rate EUR + 2.92%, Perpetual	EUR	1,500,000	1,505,317
			27,333,569
Food & Drug Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028(a)		750,000	755,141

The accompanying notes are an integral part of these financial statements.

5

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food & Drug Retail - (Continued)
Cencosud SA, 5.95%, 05/28/2031		$ 820,000	$ 823,969
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	525,000	555,278
Tesco Corporate Treasury Services PLC, 5.13%, 05/22/2034	GBP	450,000	550,481
			2,684,869
Food/Beverage/Tobacco - 3.7%
Anheuser-Busch InBev Worldwide Inc, 5.45%, 01/23/2039		650,000	661,309
Bacardi Ltd / Bacardi-Martini BV
5.25%, 01/15/2029(a)		750,000	740,918
5.40%, 06/15/2033(a)		1,125,000	1,100,660
Bimbo Bakeries USA Inc, 6.40%, 01/15/2034		1,500,000	1,589,297
Constellation Brands Inc, 4.90%, 05/01/2033		1,550,000	1,500,390
Indofood BCP Sukses, 3.40%, 06/09/2031		1,510,000	1,317,523
Keurig Dr Pepper Inc
3.95%, 04/15/2029		700,000	666,589
5.20%, 03/15/2031		1,150,000	1,148,922
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	300,000	321,860
			9,047,468
Healthcare - 5.4%
AbbVie Inc, 5.50%, 03/15/2064		1,450,000	1,441,311
Amgen Inc, 5.65%, 03/02/2053		975,000	966,104
Bayer AG
4.50% to 1.000000000 then 5 yr. Swap Rate EUR + 3.75%, 03/25/2082	EUR	400,000	413,142
6.63% to 1.000000000 then 5 yr. Swap Rate EUR + 3.43%, 09/25/2083	EUR	800,000	868,163
Bristol-Myers Squibb Co, 5.55%, 02/22/2054		1,325,000	1,314,293
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/2028	EUR	800,000	815,237
Elevance Health Inc
5.38%, 06/15/2034		650,000	654,680
5.65%, 06/15/2054		625,000	622,096
Eli Lilly & Co, 5.00%, 02/09/2054		1,200,000	1,153,326
Fortrea Holdings Inc, 7.50%, 07/01/2030(a)		600,000	597,404
GN Store Nord AS, 0.88%, 11/25/2024	EUR	500,000	525,823
HCA Inc
5.50%, 06/01/2033		1,050,000	1,043,756
5.25%, 06/15/2049		1,525,000	1,367,242
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029(a)		350,000	354,580
Medtronic Inc, 4.15%, 10/15/2053	EUR	500,000	543,210
Werfen SA, 4.25%, 05/03/2030	EUR	600,000	647,043
			13,327,410
Homebuilders/Real Estate - 5.2%
Aldar Investment Properties Sukuk Ltd, 4.88%, 05/24/2033		200,000	192,940
American Tower Corp
5.25%, 07/15/2028		1,025,000	1,023,787
5.45%, 02/15/2034		1,000,000	993,773

The accompanying notes are an integral part of these financial statements.

6

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Aroundtown SA
0.63%, 07/09/2025	EUR	700,000	$719,512
0.38%, 04/15/2027	EUR	300,000	279,017
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	975,000	949,969
Blackstone Property Partners Europe Holdings SARL, 1.00%, 10/20/2026	EUR	900,000	895,118
Castellum Helsinki Finance Holding Abp, 2.00%, 03/24/2025	EUR	800,000	841,543
CTP NV, 0.63%, 09/27/2026	EUR	1,025,000	1,022,111
Fastighets AB Balder, 1.88%, 03/14/2025	EUR	400,000	421,228
Hammerson PLC, 3.50%, 10/27/2025	GBP	500,000	612,183
Heimstaden Bostad Treasury BV
0.25%, 10/13/2024	EUR	400,000	420,014
1.00%, 04/13/2028	EUR	600,000	525,512
Logicor Financing SARL, 1.50%, 07/13/2026	EUR	200,000	202,147
MasTec Inc, 4.50%, 08/15/2028(a)		925,000	883,009
P3 Group SARL, 4.63%, 02/13/2030	EUR	350,000	376,239
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032(a)		1,325,000	1,328,093
VIA Outlets BV, 1.75%, 11/15/2028	EUR	675,000	646,693
Vonovia SE, 5.00%, 11/23/2030	EUR	300,000	336,336
			12,669,224
Hotels - 0.8%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032(a)		625,000	628,362
IHG Finance LLC, 4.38%, 11/28/2029	EUR	400,000	438,929
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	700,000	859,039
			1,926,330
Insurance - 0.6%
Allianz SE, 2.63% to 1.000000000 then 5 yr. Swap Rate EUR + 2.77%, Perpetual	EUR	800,000	667,956
Cathaylife Singapore Pte Ltd, 5.95%, 07/05/2034		300,000	300,786
FWD Group Holdings Ltd, 7.64%, 07/02/2031		600,000	611,028
			1,579,770
Leisure - 0.1%
Royal Caribbean Cruises Ltd, 6.25%, 03/15/2032(a)		325,000	327,939
Metals/Mining - 0.9%
Corp Nacional del Cobre de Chile
5.95%, 01/08/2034		700,000	701,637
6.44%, 01/26/2036		200,000	207,094
Gold Fields Orogen Holdings BVI Ltd, 6.13%, 05/15/2029		1,185,000	1,201,201
			2,109,932
Paper - 1.0%
Inversiones CMPC SA, 6.13%, 06/23/2033		1,500,000	1,528,461
Suzano Austria GmbH, 3.75%, 01/15/2031		1,200,000	1,046,217
			2,574,678

The accompanying notes are an integral part of these financial statements.

7

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Services - 1.2%
Bureau Veritas SA, 3.50%, 05/22/2036	EUR	500,000	$ 521,513
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	600,000	745,230
United Rentals North America Inc, 5.25%, 01/15/2030		775,000	751,726
Verisure Holding AB, 3.88%, 07/15/2026	EUR	950,000	1,006,542
			3,025,011
Sovereign - 1.1%
United Kingdom Gilt, 4.50%, 09/07/2034	GBP	2,000,000	2,588,651
Steel - 0.8%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		812,000	806,454
GUSAP III LP, 4.25%, 01/21/2030		1,200,000	1,128,006
			1,934,460
Super Retail - 1.3%
El Corte Ingles SA, 4.25%, 06/26/2031	EUR	400,000	428,601
Home Depot Inc, 5.40%, 06/25/2064		925,000	907,704
Lowe’s Cos Inc
5.15%, 07/01/2033		650,000	648,315
5.85%, 04/01/2063		400,000	392,059
REWE International Finance BV, 4.88%, 09/13/2030	EUR	700,000	779,713
			3,156,392
Technology - 2.7%
Broadcom Inc, 3.47%, 04/15/2034(a)		750,000	641,097
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031(a)		950,000	974,510
Insight Enterprises Inc, 6.63%, 05/15/2032(a)		350,000	355,782
LG Energy Solution Ltd, 5.75%, 09/25/2028		870,000	881,278
SK Hynix Inc
6.38%, 01/17/2028		200,000	205,966
6.50%, 01/17/2033		600,000	633,845
SK On Co Ltd, 5.38%, 05/11/2026		1,250,000	1,248,919
TDF Infrastructure SASU, 5.63%, 07/21/2028	EUR	700,000	783,688
Teleperformance SE
5.25%, 11/22/2028	EUR	500,000	548,680
5.75%, 11/22/2031	EUR	200,000	220,518
			6,494,283
Telecommunications - 4.9%
America Movil SAB de CV, 4.38%, 04/22/2049		1,140,000	953,844
AT&T Inc, 3.50%, 09/15/2053		1,150,000	785,614
Bharti Airtel Ltd, 3.25%, 06/03/2031		1,500,000	1,322,856
iliad SA, 5.38%, 02/15/2029	EUR	400,000	436,318
PPF Telecom Group BV, 3.25%, 09/29/2027	EUR	195,000	203,223
SES SA, 3.50%, 01/14/2029	EUR	650,000	673,644
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	272,099
Telefonica Europe BV, 3.88% to 1.000000000 then 8 yr. Swap Rate EUR + 2.97%, Perpetual	EUR	1,200,000	1,270,193

The accompanying notes are an integral part of these financial statements.

8

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
T-Mobile USA Inc
3.88%, 04/15/2030		$1,025,000	$ 959,049
2.55%, 02/15/2031		1,800,000	1,530,905
5.05%, 07/15/2033		1,100,000	1,078,703
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	800,000	876,061
Vodafone Group PLC, 2.63% to 1.000000000 then 5 yr. Swap Rate EUR + 3.00%, 08/27/2080	EUR	700,000	722,514
Ziggo BV, 2.88%, 01/15/2030	EUR	900,000	846,108
			11,931,131
Transportation Excluding Air/Rail - 3.3%
Australia Pacific Airports Melbourne Pty Ltd, 4.38%, 05/24/2033	EUR	1,000,000	1,107,930
Autostrade per l’Italia SPA, 5.13%, 06/14/2033	EUR	875,000	974,479
DP World Ltd, 6.85%, 07/02/2037		1,730,000	1,876,653
Gatwick Funding Ltd, 5.50%, 04/04/2040	GBP	600,000	732,648
Heathrow Finance PLC, 3.88%, 03/01/2027(b)	GBP	250,000	297,852
Heathrow Funding Ltd, 4.50%, 07/11/2033	EUR	900,000	990,898
International Distributions Services PLC, 5.25%, 09/14/2028	EUR	575,000	633,352
Stagecoach Group Ltd, 4.00%, 09/29/2025	GBP	505,000	620,992
United Parcel Service Inc, 5.50%, 05/22/2054		925,000	920,970
			8,155,774
Utilities - 2.9%
Acquirente Unico SPA, 2.80%, 02/20/2026	EUR	850,000	889,637
Elia Transmission Belgium SA, 3.63%, 01/18/2033	EUR	600,000	641,844
FLUVIUS System Operator CV, 3.88%, 05/02/2034	EUR	400,000	428,217
Italgas SPA, 4.13%, 06/08/2032	EUR	600,000	646,577
National Central Cooling Co PJSC, 2.50%, 10/21/2027		1,600,000	1,447,344
Pacific Gas and Electric Co, 5.80%, 05/15/2034		825,000	821,718
Redexis SAU, 4.38%, 05/30/2031	EUR	600,000	637,651
Veolia Environnement SA, 1.25%, 05/14/2035	EUR	800,000	678,158
Vistra Operations Co LLC, 6.88%, 04/15/2032(a)		875,000	888,935
			7,080,081
TOTAL CORPORATE BONDS (Cost $208,166,354)			208,445,345
BANK LOANS - 7.6%
Aerospace/Defense - 0.2%
KBR Inc TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 01/17/2031		349,125	351,176
Science Applications International Corp TL, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 1.88%), 02/10/2031		146,766	147,752
TransDigm Inc TL, Senior Secured First Lien, 7.84% (3 mo. SOFR US + 2.50%), 02/28/2031		92,269	92,569
			591,497

The accompanying notes are an integral part of these financial statements.

9

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Broadcasting - 0.0%(c)
WMG Acquisition Corp TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/24/2031	$ 50,000	$ 50,149
Building Materials - 0.2%
MIWD Holdco II LLC TL, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 03/28/2031	400,000	402,918
Cable/Satellite TV - 0.2%
Charter Communications Operating LLC TL, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 1.75%), 02/01/2027	272,852	272,826
Directv Financing LLC TL, Senior Secured First Lien, 10.71% (1 mo. SOFR US + 5.25%), 08/02/2029	232,199	231,473
		504,299
Capital Goods - 0.5%
Ali Group North America Corp TL, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.00%), 07/23/2029	474,930	477,348
Chart Industries Inc TL, Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 03/18/2030	400,000	402,000
Emrld Borrower LP TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 05/31/2030	374,060	374,488
		1,253,836
Chemicals - 0.2%
Axalta Coating Systems US Holdings Inc TL, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 12/20/2029	463,608	465,001
Commercial Services - 0.1%
NAB Holdings LLC TL First Lien, 8.21% (3 mo. Term SOFR + 2.75%), 11/24/2028	200,000	200,403
Containers - 0.1%
Pactiv Evergreen Group Holdings Inc TL, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	169,173	169,568
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	43,233	43,334
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	37,594	37,682
		250,584
Diversified Financial Services - 1.1%
Castlelake Aviation One DAC TL, Senior Secured First Lien, 8.09% (3 mo. SOFR US + 2.75%), 10/22/2027	243,081	243,841
Citadel Securities LP TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 07/29/2030	497,550	499,540
DRW Holdings TL (2/21) TL First Lien, 9.18% (1 mo. Term SOFR + 3.75%), 03/01/2028	346,429	346,971
Focus Financial Partners LLC TL, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 06/30/2028	99,749	99,764

The accompanying notes are an integral part of these financial statements.

10

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Diversified Financial Services - (Continued)
GTCR W Merger Sub LLC TL, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 3.00%), 01/31/2031	$ 250,000	$ 250,660
Jane Street Group LLC TL, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 01/26/2028	398,452	398,554
NAB Holdings LLC TL First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 11/24/2028	250,000	250,521
Nuvei Technologies Corp TL, Senior Secured First Lien
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	145,579	145,929
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	97,787	98,022
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	25,285	25,346
Trans Union LLC TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 12/01/2028	212,009	212,331
Wec US Holdings Ltd TL, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 01/27/2031	225,000	225,471
		2,796,950
Environmental - 0.2%
Clean Harbors Inc TL, Senior Secured First Lien, 7.21% (1 mo. SOFR US + 1.75%), 10/10/2028	348,214	350,390
Covanta Holding Corp TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	76,932	77,032
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	4,208	4,214
		431,636
Food/Beverage/Tobacco - 0.2%
B&G Foods 6/24 B TL, 8.84%, 10/10/2029(b)	500,000	496,250
Gaming - 0.1%
Flutter Financing BV TL, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 11/29/2030	149,250	149,515
Station Casinos LLC TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 03/14/2031	49,875	49,913
		199,428
Healthcare - 0.3%
Jazz Financing Lux SARL TL, Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 05/05/2028	135,935	136,190
Phoenix Guarantor Inc TL First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 02/21/2031	550,000	549,247
		685,437
Homebuilders/Real Estate - 0.4%
Iron Mountain Inc TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 01/31/2031	497,500	496,047
SBA Senior Finance II LLC TL, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.00%), 01/27/2031	409,973	410,903
		906,950

The accompanying notes are an integral part of these financial statements.

11

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Hotels - 0.4%
Hilton Grand Vacations Borrower LLC TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/02/2028	$ 496,173	$ 496,749
Hilton Hotels (10/23) TL B4 TL, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 1.75%), 11/08/2030	113,650	113,894
Travel + Leisure Co TL, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 12/14/2029	99,750	100,174
Wyndham Hotels & Resorts Inc TL, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 05/28/2030	374,058	374,967
		1,085,784
Leisure - 0.2%
Delta 2 Lux SARL TL, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 01/15/2030	500,000	501,875
Metals/Mining - 0.0%(c)
Arsenal AIC Parent LLC TL, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 08/19/2030	24,875	25,055
Publishing/Printing - 0.1%
Cimpress USA Inc TL, Senior Secured First Lien
8.33% (1 mo. SOFR US + 3.00%), 05/17/2028	135,904	136,328
8.34% (1 mo. SOFR US + 3.00%), 05/17/2028	113,471	113,826
		250,154
Railroads - 0.2%
Genesee & Wyoming Inc TL, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 04/10/2031	450,000	450,043
Restaurants - 0.4%
1011778 BC ULC TL, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 09/23/2030	498,750	498,119
KFC Holding Co TL, Senior Secured First Lien, 7.20% (1 mo. SOFR US + 1.75%), 03/15/2028	496,154	496,685
		994,804
Services - 0.5%
APi Group DE Inc TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/03/2029	300,000	300,215
Camelot US Acquisition LLC TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	46,395	46,535
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	199,036	199,633
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	3,944	3,955
Core & Main LP TL, Senior Secured First Lien, 7.59% (3 mo. SOFR US + 2.25%), 02/10/2031	273,315	274,171
PG Investment Co 59 SARL TL, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/24/2031	75,000	75,594

The accompanying notes are an integral part of these financial statements.

12

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Services - (Continued)
Thevelia US LLC TL, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 06/18/2029	$74,625	$75,138
United Rentals North America Inc TL, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 02/14/2031	374,063	377,745
		1,352,986
Super Retail - 0.2%
Hanesbrands Inc TL, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 03/08/2030	248,116	249,201
Leslie’s Poolmart Inc TL First Lien, 8.19% (1 mo. Term SOFR + 2.75%), 03/09/2028	200,000	198,413
		447,614
Technology - 0.7%
AppLovin Corp TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 10/25/2028	374,062	375,325
Cloud Software Group Inc TL First Lien, 9.93% (1 mo. Term SOFR + 4.50%), 03/24/2031	500,000	501,992
Coherent Corp TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 07/02/2029	349,348	350,047
Constant Contact TL First Lien, 9.56% (1 mo. Term SOFR + 4.00%), 02/10/2028	12	12
Go Daddy Operating Co LLC TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 11/13/2029	209,696	210,249
Open Text TL B (08/23) TARGET TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 01/31/2030	312,135	313,849
		1,751,474
Telecommunications - 0.5%
Crown Subsea Communications Holding Inc TL, Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 01/30/2031	290,000	291,147
Iridium Satellite LLC TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 09/20/2030	498,747	498,782
Lorca Finco (04/24) TL, 8.82% (1 mo. Term SOFR + 3.50%), 04/17/2031	140,000	140,525
Virgin Media Bristol LLC TL, Senior Secured First Lien, 8.66% (6 mo. SOFR US + 3.25%), 03/31/2031	200,000	189,321
		1,119,775
Transportation Excluding Air/Rail - 0.2%
XPO Inc TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 05/24/2028	250,000	251,023
XPO TL B (12/23) TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 02/28/2031	250,000	250,964
		501,987

The accompanying notes are an integral part of these financial statements.

13

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
BANK LOANS - (Continued)
Utilities - 0.4%
Edgewater (Spade Facilities) TL First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 12/15/2025		$500,000	$499,725
Exgen Renewables/ Exelon (12/20) TL First Lien, 8.10% (3 mo. Term SOFR + 2.50%), 12/15/2027		250,000	250,815
Vistra Zero Operating Co LLC TL, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 04/30/2031		124,688	125,420
			875,960
TOTAL BANK LOANS (Cost $18,560,353)			18,592,849
CONVERTIBLE BONDS - 2.4%
Banking - 2.4%
Australia & New Zealand Banking Group Ltd, 1.81% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.45%, 09/16/2031	GBP	600,000	694,622
Banco Bilbao Vizcaya Argentaria SA, 4.88% to 1.000000000 then 5 yr. Swap Rate EUR + 2.40%, 02/08/2036	EUR	300,000	323,973
Banco Santander SA, 5.00% to 1.000000000 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	700,000	763,000
Bank of Ireland Group PLC, 4.75% to 1.000000000 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	450,000	481,771
Deutsche Bank AG, 5.63% to 1.000000000 then 5 yr. Swap Rate EUR + 6.00%, 05/19/2031	EUR	300,000	326,181
ING Groep NV, 1.00% to 1.000000000 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	1,300,000	1,254,046
Jyske Bank AS, 5.13% to 1.000000000 then 5 yr. Swap Rate EUR + 2.50%, 05/01/2035	EUR	325,000	355,721
Nationwide Building Society, 4.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	750,000	802,062
Swedbank AB, 7.27% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	600,000	784,693
			5,786,069
TOTAL CONVERTIBLE BONDS (Cost $5,771,753)			5,786,069
U.S. TREASURY SECURITIES - 1.1%
United States Treasury Note/Bond, 4.63%, 05/15/2054		2,750,000	2,805,215
TOTAL U.S. TREASURY SECURITIES (Cost $2,810,032)			2,805,215

The accompanying notes are an integral part of these financial statements.

14

Muzinich Credit Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 5.20% (d)	198,937	$198,937
TOTAL SHORT-TERM INVESTMENTS (Cost $198,937)		198,937
TOTAL INVESTMENTS - 96.4% (Cost $235,507,429)		$235,828,415
Other Assets in Excess of Liabilities - 3.6%		8,902,184
TOTAL NET ASSETS - 100.0%		$244,730,599

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
GMTN Global Medium Term Note
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $30,747,437 or 12.6% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

Muzinich Credit Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	09/17/2024	EUR	7,500,000	USD	8,083,811	$(19,668)
U.S. Bancorp Investments, Inc.	09/17/2024	GBP	2,300,000	USD	2,921,871	(12,668)
U.S. Bancorp Investments, Inc.	09/17/2024	USD	81,093,372	EUR	75,100,000	344,418
U.S. Bancorp Investments, Inc.	09/17/2024	USD	14,393,929	GBP	11,300,000	100,887
Total Unrealized Appreciation (Depreciation)						$412,969

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

16

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 73.5%
Aerospace/Defense - 1.8%
Bombardier Inc
7.88%, 04/15/2027(a)	$ 140,000	$ 140,445
7.25%, 07/01/2031(a)	150,000	154,256
7.00%, 06/01/2032(a)	50,000	50,747
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	125,000	127,849
Spirit AeroSystems Inc, 9.38%, 11/30/2029(a)	125,000	134,712
TransDigm Inc
6.38%, 03/01/2029(a)	125,000	125,786
6.63%, 03/01/2032(a)	125,000	126,419
		860,214
Airlines - 1.7%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.75%, 04/20/2029(a)	375,000	365,434
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.75%, 01/20/2026(a)	225,000	214,608
VistaJet Malta Finance PLC / Vista Management Holding Inc
7.88%, 05/01/2027(a)	125,000	110,624
9.50%, 06/01/2028(a)	125,000	109,768
		800,434
Automotive & Auto Parts - 2.6%
American Axle & Manufacturing Inc, 6.88%, 07/01/2028	150,000	149,847
Benteler International AG, 10.50%, 05/15/2028(a)	200,000	215,004
Champions Financing Inc, 8.75%, 02/15/2029(a)	125,000	128,297
Dana Inc, 4.50%, 02/15/2032	100,000	85,976
Goodyear Tire & Rubber Co, 5.25%, 07/15/2031	250,000	227,824
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029(a)	250,000	239,872
Phinia Inc, 6.75%, 04/15/2029(a)	75,000	76,208
Tenneco Inc, 8.00%, 11/17/2028(a)	125,000	113,875
		1,236,903
Broadcasting - 1.3%
Belo Corp, 7.75%, 06/01/2027	75,000	77,045
Gray Escrow II Inc, 5.38%, 11/15/2031(a)	75,000	42,601
Sirius XM Radio Inc, 4.00%, 07/15/2028(a)	150,000	135,634
TEGNA Inc, 4.63%, 03/15/2028	118,000	106,740
Univision Communications Inc
8.00%, 08/15/2028(a)	175,000	170,824
4.50%, 05/01/2029(a)	125,000	105,212
		638,056
Building Materials - 3.0%
Builders FirstSource Inc, 6.38%, 03/01/2034(a)	175,000	173,576
Camelot Return Merger Sub Inc, 8.75%, 08/01/2028(a)	350,000	343,266
Cornerstone Building Brands Inc, 6.13%, 01/15/2029(a)	50,000	41,184
MIWD Holdco II LLC / MIWD Finance Corp, 5.50%, 02/01/2030(a)	500,000	462,686
New Enterprise Stone & Lime Co Inc, 5.25%, 07/15/2028(a)	250,000	236,337
Standard Industries Inc, 3.38%, 01/15/2031(a)	175,000	147,637
		1,404,686

The accompanying notes are an integral part of these financial statements.

17

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Cable/Satellite TV - 2.7%
CCO Holdings LLC / CCO Holdings Capital Corp
5.00%, 02/01/2028(a)	$ 250,000	$ 233,923
5.38%, 06/01/2029(a)	400,000	364,329
4.75%, 03/01/2030(a)	250,000	216,687
DISH Network Corp, 11.75%, 11/15/2027(a)	250,000	245,359
Midcontinent Communications / Midcontinent Finance Corp, 5.38%, 08/15/2027(a)	250,000	240,191
		1,300,489
Capital Goods - 0.6%
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.75%, 07/15/2031(a)	50,000	50,732
Esab Corp, 6.25%, 04/15/2029(a)	150,000	151,103
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	100,000	103,685
		305,520
Chemicals - 1.7%
NOVA Chemicals Corp
5.00%, 05/01/2025(a)	200,000	198,283
5.25%, 06/01/2027(a)	150,000	143,609
Olympus Water US Holding Corp, 9.75%, 11/15/2028(a)	200,000	212,262
Rain Carbon Inc, 12.25%, 09/01/2029(a)	250,000	269,351
		823,505
Consumer-Products - 1.0%
Central Garden & Pet Co
4.13%, 10/15/2030	50,000	44,623
4.13%, 04/30/2031(a)	75,000	66,228
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 6.63%, 07/15/2030(a)	75,000	76,178
Kronos Acquisition Holdings Inc, 8.25%, 06/30/2031(a)	175,000	175,394
Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 5.00%, 12/31/2026(a)	100,000	102,416
		464,839
Containers - 2.3%
Ball Corp, 6.00%, 06/15/2029	125,000	125,878
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029(a)	200,000	179,542
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027(a)	250,000	255,437
9.25%, 04/15/2027(a)	250,000	250,460
Owens-Brockway Glass Container Inc, 7.25%, 05/15/2031(a)	250,000	249,799
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	25,000	26,456
		1,087,572
Diversified Financial Services - 4.8%
Block Inc, 6.50%, 05/15/2032(a)	100,000	101,310
Bread Financial Holdings Inc
7.00%, 01/15/2026(a)	48,000	47,985
9.75%, 03/15/2029(a)	175,000	184,042

The accompanying notes are an integral part of these financial statements.

18

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	$ 200,000	$ 193,600
9.25%, 07/01/2031(a)	300,000	316,106
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031(a)	75,000	76,739
7.00%, 06/15/2032(a)	75,000	76,140
Icahn Enterprises LP / Icahn Enterprises Finance Corp
6.25%, 05/15/2026	125,000	124,126
9.75%, 01/15/2029(a)	125,000	129,657
9.00%, 06/15/2030(a)	250,000	249,012
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028(a)	150,000	158,248
6.50%, 03/26/2031(a)	25,000	25,738
OneMain Finance Corp
3.88%, 09/15/2028	125,000	112,199
7.88%, 03/15/2030	125,000	128,951
PennyMac Financial Services Inc, 7.88%, 12/15/2029(a)	125,000	128,987
PRA Group Inc, 8.38%, 02/01/2028(a)	125,000	124,669
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	125,000	122,144
		2,299,653
Diversified Media - 1.2%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027(a)	225,000	215,082
9.00%, 09/15/2028(a)	175,000	183,392
7.88%, 04/01/2030(a)	75,000	75,522
Match Group Holdings II LLC, 5.63%, 02/15/2029(a)	100,000	96,221
		570,217
Energy - 11.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp
7.00%, 11/01/2026(a)	125,000	125,205
5.88%, 06/30/2029(a)	125,000	122,247
Baytex Energy Corp
8.50%, 04/30/2030(a)	250,000	261,639
7.38%, 03/15/2032(a)	75,000	76,274
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.25%, 07/15/2032(a)	75,000	77,060
Civitas Resources Inc, 8.63%, 11/01/2030(a)	375,000	402,716
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	250,000	264,820
7.63%, 04/01/2032(a)	200,000	203,975
7.38%, 01/15/2033(a)	175,000	175,622
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.63%, 03/15/2029(a)	125,000	128,748
EQM Midstream Partners LP
7.50%, 06/01/2027(a)	50,000	51,093
6.50%, 07/01/2027(a)	50,000	50,565

The accompanying notes are an integral part of these financial statements.

19

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
7.50%, 06/01/2030(a)	$ 50,000	$ 53,392
4.75%, 01/15/2031(a)	50,000	46,788
Gulfport Energy Corp, 8.00%, 05/17/2026(a)	125,000	126,521
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	500,000	508,430
Hilcorp Energy I LP / Hilcorp Finance Co, 6.00%, 02/01/2031(a)	375,000	359,322
Northern Oil and Gas Inc
8.13%, 03/01/2028(a)	125,000	126,560
8.75%, 06/15/2031(a)	250,000	262,609
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.00%, 12/31/2030(a)	375,000	350,386
USA Compression Partners LP / USA Compression Finance Corp, 7.13%, 03/15/2029(a)	150,000	151,266
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	50,000	45,571
6.25%, 01/15/2030(a)	75,000	76,167
4.13%, 08/15/2031(a)	50,000	44,902
Venture Global LNG Inc
8.13%, 06/01/2028(a)	250,000	257,970
9.50%, 02/01/2029(a)	250,000	274,164
8.38%, 06/01/2031(a)	250,000	259,470
Vital Energy Inc
9.75%, 10/15/2030	250,000	273,209
7.88%, 04/15/2032(a)	200,000	203,457
		5,360,148
Food & Drug Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	125,000	125,857
3.50%, 03/15/2029(a)	175,000	157,538
		283,395
Food/Beverage/Tobacco - 0.9%
Post Holdings Inc
4.63%, 04/15/2030(a)	125,000	114,938
6.25%, 02/15/2032(a)	75,000	75,193
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.63%, 03/01/2029(a)	250,000	220,051
		410,182
Gaming - 2.5%
Caesars Entertainment Inc
8.13%, 07/01/2027(a)	125,000	127,625
7.00%, 02/15/2030(a)	125,000	127,787
Churchill Downs Inc
5.50%, 04/01/2027(a)	125,000	123,039
4.75%, 01/15/2028(a)	125,000	119,502
Light & Wonder International Inc, 7.50%, 09/01/2031(a)	100,000	103,384

The accompanying notes are an integral part of these financial statements.

20

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Gaming - (Continued)
MGM Resorts International, 6.50%, 04/15/2032	$ 75,000	$ 74,708
Ontario Gaming GTA LP, 8.00%, 08/01/2030(a)	125,000	128,378
Penn Entertainment Inc, 5.63%, 01/15/2027(a)	375,000	362,285
		1,166,708
Healthcare - 4.3%
AdaptHealth LLC, 6.13%, 08/01/2028(a)	250,000	238,953
AMN Healthcare Inc, 4.63%, 10/01/2027(a)	125,000	119,226
Catalent Pharma Solutions Inc, 3.13%, 02/15/2029(a)	75,000	71,840
CHS/Community Health Systems Inc
5.63%, 03/15/2027(a)	125,000	116,522
8.00%, 12/15/2027(a)	125,000	124,073
5.25%, 05/15/2030(a)	125,000	103,066
DaVita Inc
4.63%, 06/01/2030(a)	50,000	45,221
3.75%, 02/15/2031(a)	125,000	106,864
Endo Finance Holdings Inc, 8.50%, 04/15/2031(a)	50,000	51,656
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(a)	125,000	119,577
Medline Borrower LP, 3.88%, 04/01/2029(a)	125,000	115,196
MPT Operating Partnership LP / MPT Finance Corp, 4.63%, 08/01/2029	175,000	127,196
Prestige Brands Inc, 3.75%, 04/01/2031(a)	125,000	108,907
Prime Healthcare Services Inc, 7.25%, 11/01/2025(a)	375,000	374,749
Tenet Healthcare Corp
5.13%, 11/01/2027	125,000	122,440
4.25%, 06/01/2029	125,000	116,653
		2,062,139
Homebuilders/Real Estate - 4.6%
Brookfield Residential Properties Inc / Brookfield Residential US LLC, 6.25%, 09/15/2027(a)	125,000	123,149
Global Infrastructure Solutions Inc, 5.63%, 06/01/2029(a)	187,000	176,679
Iron Mountain Inc, 5.25%, 07/15/2030(a)	125,000	118,884
Kennedy-Wilson Inc, 5.00%, 03/01/2031	175,000	143,182
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
5.25%, 10/01/2025(a)	125,000	124,020
4.75%, 06/15/2029(a)	125,000	115,705
7.00%, 07/15/2031(a)	75,000	75,659
MasTec Inc, 6.63%, 08/15/2029(a)	75,000	74,011
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032(a)	125,000	125,292
Service Properties Trust
5.25%, 02/15/2026	250,000	242,261
4.95%, 02/15/2027	225,000	204,682
5.50%, 12/15/2027	25,000	23,213
Starwood Property Trust Inc
3.75%, 12/31/2024(a)	50,000	49,385
3.63%, 07/15/2026(a)	125,000	117,698
7.25%, 04/01/2029(a)	125,000	126,326

The accompanying notes are an integral part of these financial statements.

21

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
10.50%, 02/15/2028(a)	$ 250,000	$ 245,084
6.50%, 02/15/2029(a)	175,000	111,755
		2,196,985
Hotels - 0.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/2031(a)	500,000	443,026
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc, 4.25%, 02/15/2029(a)	150,000	136,430
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 04/15/2028(a)	125,000	125,363
7.00%, 01/15/2031(a)	250,000	253,100
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(a)	125,000	126,619
		641,512
Leisure - 3.2%
Carnival Corp, 5.75%, 03/01/2027(a)	375,000	370,719
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028(a)	500,000	541,572
Royal Caribbean Cruises Ltd
9.25%, 01/15/2029(a)	100,000	106,834
6.25%, 03/15/2032(a)	250,000	252,261
Six Flags Entertainment Corp, 7.25%, 05/15/2031(a)	250,000	254,714
		1,526,100
Metals/Mining - 1.6%
ERO Copper Corp, 6.50%, 02/15/2030(a)	250,000	243,309
Kaiser Aluminum Corp, 4.50%, 06/01/2031(a)	250,000	221,632
Mineral Resources Ltd, 9.25%, 10/01/2028(a)	125,000	131,339
Perenti Finance Pty Ltd, 6.50%, 10/07/2025(a)	187,457	187,137
		783,417
Publishing/Printing - 0.3%
Cimpress PLC, 7.00%, 06/15/2026	150,000	150,037
Restaurants - 1.4%
Brinker International Inc, 8.25%, 07/15/2030(a)	150,000	157,702
IRB Holding Corp, 7.00%, 06/15/2025(a)	125,000	125,141
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029(a)	250,000	270,386
Yum! Brands Inc, 5.38%, 04/01/2032	125,000	120,275
		673,504
Services - 3.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	100,000	100,360
Brink's Co, 6.75%, 06/15/2032(a)	200,000	201,764
EquipmentSharecom Inc, 9.00%, 05/15/2028(a)	125,000	129,176
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(a)	125,000	128,666

The accompanying notes are an integral part of these financial statements.

22

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Services - (Continued)
Ritchie Bros Holdings Inc, 6.75%, 03/15/2028(a)	$ 100,000	$ 101,935
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)	250,000	244,321
TriNet Group Inc, 7.13%, 08/15/2031(a)	125,000	127,082
United Rentals North America Inc, 3.75%, 01/15/2032	250,000	217,824
WESCO Distribution Inc
7.25%, 06/15/2028(a)	125,000	127,500
6.38%, 03/15/2029(a)	50,000	50,246
6.63%, 03/15/2032(a)	150,000	151,803
Williams Scotsman Inc, 6.63%, 06/15/2029(a)	75,000	75,743
		1,656,420
Super Retail - 3.7%
Bath & Body Works Inc
6.88%, 11/01/2035	124,000	125,176
6.75%, 07/01/2036	125,000	124,539
Evergreen Acqco 1 LP / TVI Inc, 9.75%, 04/26/2028(a)	226,000	241,701
Hanesbrands Inc, 9.00%, 02/15/2031(a)	225,000	235,906
LCM Investments Holdings II LLC
4.88%, 05/01/2029(a)	125,000	117,047
8.25%, 08/01/2031(a)	250,000	261,385
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(a)	250,000	242,879
Michaels Cos Inc, 7.88%, 05/01/2029(a)	125,000	80,923
PetSmart Inc / PetSmart Finance Corp, 7.75%, 02/15/2029(a)	250,000	243,716
Tapestry Inc, 7.85%, 11/27/2033	75,000	79,108
		1,752,380
Technology - 4.4%
Cloud Software Group Inc
6.50%, 03/31/2029(a)	250,000	239,931
9.00%, 09/30/2029(a)	175,000	169,922
8.25%, 06/30/2032(a)	300,000	305,964
Dye & Durham Ltd, 8.63%, 04/15/2029(a)	175,000	177,715
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031(a)	225,000	230,805
Insight Enterprises Inc, 6.63%, 05/15/2032(a)	50,000	50,826
NCR Corp, 5.13%, 04/15/2029(a)	325,000	306,503
Rocket Software Inc
9.00%, 11/28/2028(a)	200,000	203,446
6.50%, 02/15/2029(a)	275,000	240,038
Seagate HDD Cayman
8.25%, 12/15/2029	75,000	80,498
8.50%, 07/15/2031	75,000	80,839
		2,086,487
Telecommunications - 3.3%
Cogent Communications Group Inc / Cogent Communications Finance Inc, 7.00%, 06/15/2027(a)	275,000	272,819
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026(a)	200,000	193,207

The accompanying notes are an integral part of these financial statements.

23

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Frontier Communications Holdings LLC
8.75%, 05/15/2030(a)	$ 250,000	$ 260,204
8.63%, 03/15/2031(a)	100,000	103,458
GCI LLC, 4.75%, 10/15/2028(a)	200,000	182,830
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030(a)	200,000	186,907
Level 3 Financing Inc, 3.40%, 03/01/2027(a)	125,000	65,360
Qwest Corp, 7.25%, 09/15/2025	125,000	122,062
Viasat Inc, 5.63%, 09/15/2025(a)	175,000	169,913
		1,556,760
Transportation Excluding Air/Rail - 0.1%
GN Bondco LLC, 9.50%, 10/15/2031(a)	50,000	46,657
Utilities - 1.0%
Clearway Energy Operating LLC, 3.75%, 02/15/2031(a)	250,000	218,350
Sunnova Energy Corp, 5.88%, 09/01/2026(a)	25,000	19,460
Vistra Operations Co LLC, 6.88%, 04/15/2032(a)	250,000	253,982
		491,792
TOTAL CORPORATE BONDS (Cost $34,861,731)		35,079,737
BANK LOANS - 19.6%
Aerospace/Defense - 0.5%
TransDigm Inc TL, Senior Secured First Lien
8.08% (3 mo. SOFR US + 2.75%), 03/22/2030	99,750	100,052
7.84% (3 mo. SOFR US + 2.50%), 02/28/2031	149,625	150,111
		250,163
Automotive & Auto Parts - 0.3%
American Axle & Manufacturing Inc TL, Senior Secured First Lien, 8.33% (1 mo. SOFR US + 3.00%), 12/13/2029	144,000	144,765
Cable/Satellite TV - 1.4%
Cogeco Communications USA II LP TL, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 09/30/2030	249,375	237,789
Directv Financing LLC TL, Senior Secured First Lien, 10.71% (1 mo. SOFR US + 5.25%), 08/02/2029	232,199	231,473
Telenet Financing USD LLC TL, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	190,792
		660,054
Capital Goods - 0.4%
Arcline FM Holdings LLC TL, Senior Secured First Lien, 10.35% (3 mo. SOFR US + 4.75%), 06/23/2028	57,703	57,942
Chart Industries Inc TL, Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 03/18/2030	136,680	137,364
		195,306

The accompanying notes are an integral part of these financial statements.

24

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Chemicals - 0.3%
Koppers Inc TL, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 04/10/2030	$ 149,625	$ 150,327
Consumer-Products - 0.4%
Recess Holdings Inc TL, Senior Secured First Lien, 9.84% (1 mo. SOFR US + 4.50%), 02/20/2030	200,000	201,500
Containers - 0.3%
Pactiv Evergreen Group Holdings Inc TL, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	99,966	100,199
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	25,547	25,606
7.82% (1 mo. SOFR US + 2.50%), 09/25/2028	22,215	22,267
		148,072
Diversified Financial Services - 2.3%
DRW Holdings TL (2/21) TL First Lien, 9.18% (1 mo. Term SOFR + 3.75%), 03/01/2028	197,959	198,269
Global Business Travel Holdings Ltd TL, Senior Secured First Lien, 8.07% (3 mo. LIBOR US + 2.50%), 08/13/2025(b)	248,684	248,684
GTCR W Merger Sub LLC TL, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 3.00%), 01/31/2031	100,000	100,264
Jane Street Group LLC TL, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 01/26/2028	197,949	197,999
Nuvei Technologies Corp TL, Senior Secured First Lien
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	134,795	135,120
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	90,543	90,762
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	23,412	23,468
Trans Union LLC TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 12/01/2028	99,750	99,901
		1,094,467
Environmental - 0.4%
Covanta Holding Corp TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	185,581	185,823
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	13,953	13,971
		199,794
Food/Beverage/Tobacco - 0.6%
Upfield USA Corp TL First Lien, 10.24% (1 mo. Term SOFR + 4.75%), 01/03/2028	300,000	300,913
Gaming - 1.6%
Caesars Entertainment Inc TL, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.75%), 02/06/2031	124,688	124,940
Flutter Financing BV TL, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 11/29/2030	298,500	299,030
Station Casinos LLC TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 03/14/2031	324,188	324,434
		748,404

The accompanying notes are an integral part of these financial statements.

25

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Homebuilders/Real Estate - 1.0%
Cushman & Wakefield US Borrower LLC TL, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/31/2030	$ 249,375	$ 251,245
Iron Mountain Inc TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 01/31/2031	199,000	198,419
		449,664
Hotels - 0.9%
Hilton Grand Vacations Borrower LLC TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/02/2028	197,964	198,194
Travel + Leisure Co TL, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 12/14/2029	249,375	250,435
		448,629
Leisure - 0.4%
Delta 2 Lux SARL TL, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 01/15/2030	200,000	200,750
Publishing/Printing - 0.3%
Cimpress USA Inc TL, Senior Secured First Lien
8.33% (1 mo. SOFR US + 3.00%), 05/17/2028	81,125	81,379
8.34% (1 mo. SOFR US + 3.00%), 05/17/2028	67,734	67,946
		149,325
Restaurants - 0.3%
1011778 BC ULC TL, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 09/23/2030	149,625	149,436
Services - 1.9%
Camelot US Acquisition LLC TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	9,279	9,307
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	39,807	39,927
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	789	791
DXP Enterprises Inc TL, Senior Secured First Lien, 10.16% (6 mo. SOFR US + 4.75%), 10/07/2030	99,250	100,009
Foundever Worldwide Corp TL, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 08/28/2028	248,087	192,199
Garda World Security Corp TL, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.25%), 02/01/2029	49,873	50,247
Neptune BidCo US B TL, Senior Secured First Lien, 10.41% (3 mo. SOFR US + 5.00%), 04/11/2029	99,000	93,431
Peraton Corp TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/01/2028	247,218	247,546
PG Investment Co 59 SARL TL, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/24/2031	100,000	100,792
Windsor Holdings III LLC TL, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/01/2030	49,750	50,135
		884,384

The accompanying notes are an integral part of these financial statements.

26

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Super Retail - 1.2%
Birkenstock US BidCo Inc TL, Senior Secured First Lien, 8.84% (3 mo. SOFR US + 3.25%), 04/28/2028	$ 84,175	$ 84,455
Leslie’s Poolmart Inc TL, Senior Secured First Lien, 8.21% (1 mo. SOFR US + 2.75%), 03/09/2028	248,077	246,109
Upbound Group Inc TL, Senior Secured First Lien, 8.08% (1 mo. SOFR US + 2.75%), 02/17/2028	247,983	249,172
		579,736
Technology - 2.2%
Adeia Inc TL, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 06/08/2028	176,443	176,719
Ahead B TL, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 02/03/2031	25,000	25,113
DTI Holdco Inc TL, Senior Secured First Lien, 10.09% (1 mo. SOFR US + 4.75%), 04/26/2029	198,485	199,547
Indy US Holdco LLC TL, 4.75% (1 mo. Term SOFR + 4.75%), 03/06/2028	200,000	200,500
Indy US Holdco LLC TL, Senior Secured First Lien
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	115,005	115,292
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	83,491	83,700
MeridianLink Inc TL, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 11/10/2028	248,109	248,923
		1,049,794
Telecommunications - 1.2%
Crown Subsea Communications Holding Inc TL, Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 01/30/2031	250,000	250,989
Iridium Satellite LLC TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 09/20/2030	0	0
Voyage TL B (Vocus Group) (USD) TL, Senior Secured First Lien, 9.09% (3 mo. SOFR US + 3.50%), 07/20/2028	148,473	149,031
Ziggo Financing Partnership TL, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 04/28/2028	150,000	145,323
		545,343
Transportation Excluding Air/Rail - 0.5%
First Student Bidco B TL, 8.43% (3 mo. Term SOFR + 4.00%), 07/21/2028	237,964	238,447
Utilities - 1.2%
Constellation Renewables LLC TL, Senior Secured First Lien, 8.11% (3 mo. SOFR US + 2.50%), 12/15/2027	144,870	145,343
Discovery Energy Holding Corp TL, Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 05/01/2031	175,000	175,957
Edgewater Generation LLC TL, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 12/15/2025	239,046	238,914
		560,214
TOTAL BANK LOANS (Cost $9,319,817)		9,349,487

The accompanying notes are an integral part of these financial statements.

27

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Treasury Obligations Fund - Class X, 5.20%(c)	1,127,867	$1,127,867
TOTAL SHORT-TERM INVESTMENTS (Cost $1,127,867)		1,127,867
TOTAL INVESTMENTS - 95.5% (Cost $45,309,415)		$45,557,091
Other Assets in Excess of Liabilities - 4.5%		2,127,746
TOTAL NET ASSETS - 100.0%		$47,684,837

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AG - Aktiengesellschaft
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $31,468,626 or 66.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

28

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited)

		Par	Value
CORPORATE BONDS - 89.7%
Aerospace/Defense - 0.3%
TransDigm Inc, 6.38%, 03/01/2029(a)		$3,200,000	$ 3,220,129
Agency - 0.5%
Airport Authority, 4.88%, 01/12/2026		2,000,000	1,995,314
Istituto per il Credito Sportivo, 5.25%, 10/31/2025	EUR	2,800,000	3,036,004
			5,031,318
Airlines - 1.7%
Air France-KLM
7.25%, 05/31/2026	EUR	2,000,000	2,252,032
4.63%, 05/23/2029	EUR	2,000,000	2,112,246
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 04/20/2026(a)		2,096,667	2,079,562
Cathay Pacific MTN Financing HK Ltd, 4.88%, 08/17/2026		2,440,000	2,398,398
Delta Air Lines Inc, 7.00%, 05/01/2025(a)		1,110,000	1,118,629
Delta Air Lines Inc / SkyMiles IP Ltd, 4.50%, 10/20/2025(a)		1,179,671	1,165,585
Finnair Oyj, 4.75%, 05/24/2029	EUR	1,500,000	1,583,599
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027(a)		795,000	797,086
Singapore Airlines Ltd, 3.00%, 07/20/2026		1,100,000	1,051,822
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	3,725,000	3,786,998
			18,345,957
Automotive & Auto Parts - 9.7%
Aptiv PLC / Aptiv Corp, 2.40%, 02/18/2025		3,000,000	2,935,864
Benteler International AG, 9.38%, 05/15/2028	EUR	1,400,000	1,611,192
Cie Plastic Omnium SE, 4.88%, 03/13/2029	EUR	1,700,000	1,803,572
Ford Motor Credit Co LLC
3.25%, 09/15/2025	EUR	850,000	903,021
3.38%, 11/13/2025		5,351,000	5,180,593
6.95%, 06/10/2026		1,000,000	1,019,685
5.80%, 03/05/2027		2,000,000	2,001,139
4.87%, 08/03/2027	EUR	2,500,000	2,747,709
5.80%, 03/08/2029		2,000,000	1,994,401
4.45%, 02/14/2030	EUR	3,000,000	3,237,407
Forvia SE
7.25%, 06/15/2026	EUR	379,000	422,684
2.75%, 02/15/2027	EUR	1,100,000	1,126,737
5.13%, 06/15/2029	EUR	750,000	805,578
5.50%, 06/15/2031	EUR	2,325,000	2,514,859
General Motors Financial Co Inc
2.25%, 09/06/2024	GBP	600,000	754,265
4.35%, 04/09/2025		1,170,000	1,157,683
5.80%, 06/23/2028		2,000,000	2,026,250
5.80%, 01/07/2029		3,000,000	3,029,436
4.30%, 04/06/2029		3,000,000	2,852,951
Genuine Parts Co, 1.75%, 02/01/2025		200,000	195,099

The accompanying notes are an integral part of these financial statements.

29

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
Harley-Davidson Financial Services Inc, 6.50%, 03/10/2028(a)		$1,500,000	$ 1,533,993
Hyundai Capital America
5.80%, 06/26/2025		3,000,000	3,004,203
6.00%, 07/11/2025(a)		3,500,000	3,513,133
5.30%, 03/19/2027(a)		1,000,000	997,963
5.30%, 01/08/2029(a)		1,825,000	1,819,831
IHO Verwaltungs GmbH
3.75% (includes 4.50% PIK), 09/15/2026	EUR	1,600,000	1,690,988
8.75% (includes 9.50% PIK), 05/15/2028	EUR	2,250,000	2,580,643
Jaguar Land Rover Automotive PLC
5.88%, 11/15/2024	EUR	2,200,000	2,361,086
7.75%, 10/15/2025(a)		1,100,000	1,106,817
4.50%, 07/15/2028	EUR	4,125,000	4,419,327
Kia Corp
2.38%, 02/14/2025		1,990,000	1,950,487
3.25%, 04/21/2026		1,200,000	1,155,998
1.75%, 10/16/2026		3,000,000	2,766,977
LKQ Corp, 5.75%, 06/15/2028		460,000	464,850
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,693,380
Mercedes-Benz Finance North America LLC, 4.95%, 03/30/2025(a)		550,000	547,555
Nissan Motor Acceptance Co LLC
1.13%, 09/16/2024(a)		3,000,000	2,968,077
6.95%, 09/15/2026		1,000,000	1,024,345
Nissan Motor Co Ltd
3.52%, 09/17/2025(a)		4,784,000	4,643,743
2.65%, 03/17/2026	EUR	700,000	733,932
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	2,575,000	2,722,227
RCI Banque SA
4.63%, 07/13/2026	EUR	4,500,000	4,883,851
3.75%, 10/04/2027	EUR	5,575,000	5,956,272
TI Automotive Finance PLC, 3.75%, 04/15/2029	EUR	2,500,000	2,486,426
Toyota Motor Credit Corp, 3.00%, 04/01/2025		3,000,000	2,947,641
Valeo SE, 5.38%, 05/28/2027	EUR	3,600,000	3,974,901
ZF Europe Finance BV
2.50%, 10/23/2027	EUR	800,000	805,018
4.75%, 01/31/2029	EUR	1,000,000	1,076,071
			104,149,860
Banking - 20.3%
Abanca Corp Bancaria SA
5.50% to 1.000000000 then 1 yr. Swap Rate EUR + 2.25%, 05/18/2026	EUR	2,500,000	2,711,206
8.38% to 1.000000000 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,280,667
AIB Group PLC, 2.88% to 1.000000000 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	7,377,024

The accompanying notes are an integral part of these financial statements.

30

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Australia & New Zealand Banking Group Ltd, 2.95% to 1.000000000 then 5 yr. CMT Rate + 1.29%, 07/22/2030(a)		$2,700,000	$ 2,616,143
Banco BPM SPA, 4.88% to 01/17/2029 then 3 mo. EURIBOR + 2.35%, 01/17/2030	EUR	3,350,000	3,671,923
Banco Comercial Portugues SA, 3.87% to 1.000000000 then 5 yr. Swap Rate EUR + 4.23%, 03/27/2030	EUR	600,000	634,114
Banco de Credito Social Cooperativo SA, 7.50% to 1.000000000 then EURIBOR ICE Swap Rate + 4.27%, 09/14/2029	EUR	4,100,000	4,869,243
Banco de Sabadell SA, 2.50% to 1.000000000 then 5 yr. Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	927,524
Banco Santander SA
1.72% to 1.000000000 then 1 yr. CMT Rate + 0.90%, 09/14/2027		800,000	733,823
2.25% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,356,851
Bank of America Corp
4.00%, 01/22/2025		1,100,000	1,089,743
4.83% to 1.000000000 then SOFR + 1.75%, 07/22/2026		1,945,000	1,926,644
4.38% to 1.000000000 then SOFR + 1.58%, 04/27/2028		900,000	878,709
5.82% to 1.000000000 then SOFR + 1.57%, 09/15/2029		5,000,000	5,107,933
Bank of Ireland Group PLC
4.88% to 1.000000000 then 1 yr. Swap Rate EUR + 2.05%, 07/16/2028	EUR	1,650,000	1,825,221
1.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.65%, 08/11/2031	EUR	4,960,000	5,022,137
7.59% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	1,100,000	1,437,005
Barclays PLC
7.33% to 1.000000000 then 1 yr. CMT Rate + 3.05%, 11/02/2026		3,500,000	3,562,345
5.83% to 1.000000000 then SOFR + 2.21%, 05/09/2027		1,400,000	1,402,906
5.69% to 1.000000000 then SOFR + 1.74%, 03/12/2030		1,500,000	1,505,326
1.13% to 1.000000000 then 5 yr. Swap Rate EUR + 1.55%, 03/22/2031	EUR	1,100,000	1,111,285
BNP Paribas SA
2.59% to 1.000000000 then SOFR + 1.23%, 01/20/2028		3,000,000	2,790,224
2.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,668,614
BPCE SA
5.15%, 07/21/2024(a)		2,510,000	2,507,716
4.50%, 03/15/2025(a)		6,200,000	6,117,962
1.50% to 1.000000000 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,172,655
CaixaBank SA
6.68% to 1.000000000 then SOFR + 2.08%, 09/13/2027(a)		2,375,000	2,421,199
5.67% to 1.000000000 then SOFR + 1.78%, 03/15/2030(a)		2,875,000	2,867,664
2.25% to 1.000000000 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,500,000	1,572,823

The accompanying notes are an integral part of these financial statements.

31

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
6.25% to 1.000000000 then 5 yr. Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	$ 2,029,994
6.88% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	1,500,000	1,936,525
Ceska sporitelna AS
6.69% to 1.000000000 then 3 mo. EURIBOR + 3.70%, 11/14/2025	EUR	1,200,000	1,296,148
5.94% to 1.000000000 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,876,679
Commerzbank AG
4.00% to 1.000000000 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	5,600,000	5,947,477
1.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	2,100,000	2,079,747
4.88% to 1.000000000 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	1,600,000	1,709,468
Commonwealth Bank of Australia, 1.94% to 1.000000000 then 5 yr. Swap Rate EUR + 1.45%, 10/03/2029	EUR	2,500,000	2,660,380
Credit Agricole SA, 1.91% to 1.000000000 then SOFR + 1.68%, 06/16/2026(a)		5,500,000	5,294,982
Danske Bank AS
1.62% to 1.000000000 then 1 yr. CMT Rate + 1.35%, 09/11/2026(a)		850,000	808,096
1.38% to 1.000000000 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,500,000	1,576,498
1.50% to 1.000000000 then 5 yr. Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,316,777
1.00% to 1.000000000 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,028,733
Deutsche Bank AG
1.00% to 1.000000000 then 3 mo. EURIBOR + 1.60%, 11/19/2025	EUR	200,000	211,819
6.12% to 1.000000000 then SOFR + 3.19%, 07/14/2026		2,500,000	2,502,757
7.15% to 1.000000000 then SOFR + 2.52%, 07/13/2027		2,700,000	2,766,127
Hamburg Commercial Bank AG
6.25%, 11/18/2024	EUR	4,600,000	4,960,251
0.50% to 1.000000000 then 3 mo. EURIBOR + 0.90%, 09/22/2026	EUR	2,300,000	2,321,074
HSBC Holdings PLC, 4.60% to 1.000000000 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	1,420,000	1,525,348
HSBC USA Inc, 5.63%, 03/17/2025		3,325,000	3,326,569
Ibercaja Banco SA, 2.75% to 1.000000000 then 5 yr. Swap Rate EUR + 2.88%, 07/23/2030	EUR	2,500,000	2,613,320
ING Groep NV, 1.63% to 1.000000000 then 5 yr. Swap Rate EUR + 1.25%, 09/26/2029	EUR	900,000	957,212
Intesa Sanpaolo SPA, 3.25%, 09/23/2024(a)		1,600,000	1,589,959
KBC Group NV
5.80% to 1.000000000 then 1 yr. CMT Rate + 2.10%, 01/19/2029(a)		2,800,000	2,822,585
1.63% to 1.000000000 then 5 yr. Swap Rate EUR + 1.25%, 09/18/2029	EUR	1,600,000	1,702,493

The accompanying notes are an integral part of these financial statements.

32

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
La Banque Postale SA, 0.88% to 1.000000000 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	$ 3,156,378
Landsbankinn HF, 0.38%, 05/23/2025	EUR	138,000	142,803
Lloyds Banking Group PLC, 5.99% to 1.000000000 then 1 yr. CMT Rate + 1.48%, 08/07/2027		5,500,000	5,533,984
Mitsubishi UFJ Financial Group Inc, 5.06% to 1.000000000 then 1 yr. CMT Rate + 1.55%, 09/12/2025		3,000,000	2,994,799
Nationwide Building Society, 2.00% to 1.000000000 then 5 yr. Swap Rate EUR + 1.50%, 07/25/2029	EUR	3,550,000	3,796,552
NatWest Group PLC
5.85% to 1.000000000 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	200,561
3.75% to 1.000000000 then 5 yr. CMT Rate + 2.10%, 11/01/2029		2,325,000	2,301,723
1.04% to 1.000000000 then 5 yr. Swap Rate EUR + 1.27%, 09/14/2032	EUR	2,200,000	2,123,528
NBK SPC Ltd, 1.63% to 1.000000000 then SOFR + 1.05%, 09/15/2027		750,000	690,469
Nova Ljubljanska Banka dd
6.00% to 1.000000000 then 1 yr. Swap Rate EUR + 4.84%, 07/19/2025	EUR	2,100,000	2,251,615
7.13% to 1.000000000 then 1 yr. Swap Rate EUR + 3.61%, 06/27/2027	EUR	1,100,000	1,237,089
Novo Banco SA, 4.25% to 1.000000000 then 3 mo. EURIBOR + 1.30%, 03/08/2028	EUR	2,900,000	3,110,269
Permanent TSB Group Holdings PLC, 6.63% to 1.000000000 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	4,425,000	4,996,814
QNB Finance Ltd, 6.55% (SOFR + 1.20%), 04/02/2029		4,300,000	4,332,426
SNB Funding Ltd, 2.75%, 10/02/2024		2,000,000	1,985,075
Societe Generale SA
1.49% to 1.000000000 then 1 yr. CMT Rate + 1.10%, 12/14/2026(a)		1,000,000	935,113
1.00% to 1.000000000 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030	EUR	6,200,000	6,331,716
1.13% to 1.000000000 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,202,175
Standard Chartered PLC
6.17% to 1.000000000 then 1 yr. CMT Rate + 2.05%, 01/09/2027		4,690,000	4,722,969
7.39% (SOFR + 2.03%), 02/08/2028		1,600,000	1,640,365
6.54% (SOFR + 1.17%), 05/14/2028		900,000	903,921
3.52% to 1.000000000 then 5 yr. CMT Rate + 1.85%, 02/12/2030		1,400,000	1,375,408
2.50% to 1.000000000 then 5 yr. Swap Rate EUR + 2.80%, 09/09/2030	EUR	705,000	740,575
Tatra Banka as, 4.97% to 1.000000000 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,083,282
Tatra Banka AS, 5.95% to 1.000000000 then 3 mo. EURIBOR + 2.65%, 02/17/2026	EUR	900,000	971,831
Unicaja Banco SA, 6.50% to 1.000000000 then 1 yr. Swap Rate EUR + 3.25%, 09/11/2028	EUR	1,100,000	1,243,285

The accompanying notes are an integral part of these financial statements.

33

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
UniCredit SPA
2.00% to 1.000000000 then 5 yr. Swap Rate EUR + 2.40%, 09/23/2029	EUR	450,000	$ 478,601
2.73% to 1.000000000 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,634,234
5.86% to 1.000000000 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)		3,600,000	3,516,056
Virgin Money UK PLC, 5.13% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	4,350,000	5,415,631
Volksbank Wien AG
5.19% to 1.000000000 then 5 yr. Swap Rate EUR + 2.55%, 10/06/2027	EUR	2,800,000	3,025,732
5.75% to 1.000000000 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,489,316
Westpac Banking Corp, 2.89% to 1.000000000 then 5 yr. CMT Rate + 1.35%, 02/04/2030		5,245,000	5,142,729
			218,734,671
Broadcasting - 1.2%
Netflix Inc
4.88%, 04/15/2028		4,000,000	3,982,849
4.88%, 06/15/2030(a)		700,000	689,629
Pinewood Finance Co Ltd, 3.25%, 09/30/2025	GBP	500,000	616,099
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,582,012
Warnermedia Holdings Inc, 3.64%, 03/15/2025		4,968,000	4,891,998
			12,762,587
Building Materials - 0.7%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,800,000	1,894,903
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	2,807,263
5.00%, 01/15/2028(a)		922,000	892,892
Standard Industries Inc, 2.25%, 11/21/2026	EUR	2,000,000	2,028,730
			7,623,788
Cable/Satellite TV - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.50%, 05/01/2026(a)		3,250,000	3,220,706
Capital Goods - 2.0%
CK Hutchison International 24 Ltd, 5.38%, 04/26/2029		8,000,000	8,080,824
Daimler Truck Finance North America LLC, 1.63%, 12/13/2024(a)		2,475,000	2,431,565
Esab Corp, 6.25%, 04/15/2029(a)		800,000	805,884
Ingersoll Rand Inc, 5.40%, 08/14/2028		1,475,000	1,489,931
Regal Rexnord Corp, 6.05%, 02/15/2026		4,640,000	4,653,740

The accompanying notes are an integral part of these financial statements.

34

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Capital Goods - (Continued)
Traton Finance Luxembourg SA
4.13%, 11/22/2025	EUR	800,000	$ 858,981
5.63%, 01/16/2029	GBP	2,800,000	3,527,477
			21,848,402
Chemicals - 2.2%
Celanese US Holdings LLC
6.17%, 07/15/2027		2,000,000	2,031,090
6.35%, 11/15/2028		1,950,000	2,005,475
INEOS Finance PLC
2.88%, 05/01/2026	EUR	3,900,000	4,072,302
6.63%, 05/15/2028	EUR	1,775,000	1,967,137
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/2026	EUR	2,400,000	2,496,321
International Flavors & Fragrances Inc
1.23%, 10/01/2025(a)		1,600,000	1,513,818
1.83%, 10/15/2027(a)		505,000	451,328
2.30%, 11/01/2030(a)		1,600,000	1,335,860
Nutrien Ltd, 5.90%, 11/07/2024		2,000,000	2,000,741
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,020,000	966,343
Sinochem Offshore Capital Co Ltd, 1.50%, 11/24/2024		4,500,000	4,425,919
			23,266,334
Consumer-Products - 0.7%
Coty Inc, 4.50%, 05/15/2027	EUR	1,150,000	1,242,677
Haleon UK Capital PLC, 3.13%, 03/24/2025		4,370,000	4,291,934
Haleon US Capital LLC, 3.38%, 03/24/2027		381,000	363,696
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025		1,791,000	1,759,845
			7,658,152
Containers - 0.4%
Amcor Flexibles North America Inc, 4.00%, 05/17/2025		850,000	837,948
Berry Global Inc, 5.50%, 04/15/2028		350,000	349,610
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	1,857,354
ProGroup AG, 5.13%, 04/15/2029	EUR	1,200,000	1,290,932
			4,335,844
Diversified Financial Services - 11.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024		857,000	845,504
2.45%, 10/29/2026		2,039,000	1,902,906
6.10%, 01/15/2027		800,000	812,234
6.45%, 04/15/2027		2,181,000	2,231,878
Air Lease Corp
2.88%, 01/15/2026		4,364,000	4,188,644
2.20%, 01/15/2027		2,560,000	2,364,602
AIR Lease Corp Sukuk Ltd, 5.85%, 04/01/2028		1,025,000	1,023,789
Aircastle Ltd, 5.25%, 08/11/2025(a)		4,430,000	4,397,241

The accompanying notes are an integral part of these financial statements.

35

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Ares Capital Corp
4.25%, 03/01/2025		$1,525,000	$ 1,506,364
3.25%, 07/15/2025		200,000	194,371
7.00%, 01/15/2027		3,875,000	3,941,840
Aviation Capital Group LLC
5.50%, 12/15/2024(a)		1,500,000	1,496,150
4.13%, 08/01/2025(a)		1,000,000	981,261
3.50%, 11/01/2027(a)		4,500,000	4,215,604
Avolon Holdings Funding Ltd
5.50%, 01/15/2026(a)		2,130,000	2,113,893
4.25%, 04/15/2026(a)		1,425,000	1,384,858
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	566,505
Blackstone Private Credit Fund
1.75%, 09/15/2024		2,500,000	2,476,891
7.05%, 09/29/2025		500,000	504,989
3.25%, 03/15/2027		1,500,000	1,385,346
Blue Owl Capital Corp
4.00%, 03/30/2025		2,705,000	2,661,364
3.75%, 07/22/2025		1,115,000	1,087,311
3.40%, 07/15/2026		2,000,000	1,885,057
Blue Owl Credit Income Corp, 7.75%, 09/16/2027		475,000	488,354
BOC Aviation Ltd, 6.89% (3 mo. LIBOR US + 1.30%), 05/21/2025(b)		3,000,000	3,022,600
CA Auto Bank SPA, 6.00%, 12/06/2026	GBP	4,250,000	5,410,403
DAE Funding LLC
1.55%, 08/01/2024		3,850,000	3,834,394
2.63%, 03/20/2025		3,700,000	3,605,291
2.63%, 03/20/2025(a)		1,492,000	1,453,809
DAE Sukuk Difc Ltd, 3.75%, 02/15/2026		280,000	270,191
Encore Capital Group Inc
4.88%, 10/15/2025	EUR	1,750,000	1,866,479
5.38%, 02/15/2026	GBP	775,000	970,597
Fiserv Inc, 5.38%, 08/21/2028		800,000	806,250
Goldman Sachs Bank USA, 5.41% to 1.000000000 then SOFR + 0.75%, 05/21/2027		2,150,000	2,147,225
Goldman Sachs Group Inc, 5.80% to 1.000000000 then SOFR + 1.08%, 08/10/2026		2,500,000	2,501,675
GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	848,445
Hyundai Card Co Ltd, 5.75%, 04/24/2029		860,000	866,671
India Vehicle Finance, 5.85%, 03/25/2029		2,630,000	2,574,458
Jerrold Finco PLC, 5.25%, 01/15/2027	GBP	1,900,000	2,335,731
Macquarie Bank Ltd, 4.88%, 06/10/2025(a)		2,100,000	2,079,339
Macquarie Group Ltd, 6.21%, 11/22/2024(a)		5,000,000	5,007,431
Mirae Asset Securities Co Ltd, 2.63%, 07/30/2025		4,780,000	4,619,102

The accompanying notes are an integral part of these financial statements.

36

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Mitsubishi HC Capital UK PLC
0.00%, 10/29/2024	EUR	425,000	$ 449,445
0.00%, 04/30/2026(c)	EUR	1,400,000	1,501,865
Morgan Stanley
4.68% to 1.000000000 then SOFR + 1.67%, 07/17/2026		600,000	594,233
6.14% to 1.000000000 then SOFR + 1.77%, 10/16/2026		2,500,000	2,517,117
Nasdaq Inc, 5.35%, 06/28/2028		850,000	858,458
Power Finance Corp Ltd, 3.25%, 09/16/2024		2,000,000	1,990,150
REC Ltd
3.38%, 07/25/2024		2,300,000	2,295,975
2.25%, 09/01/2026		200,000	186,250
2.75%, 01/13/2027		2,840,000	2,650,543
Shriram Finance Ltd, 4.15%, 07/18/2025		900,000	878,103
SoftBank Group Corp
3.13%, 01/06/2025		750,000	735,948
4.00%, 07/06/2026		1,475,000	1,413,234
5.00%, 04/15/2028	EUR	3,000,000	3,190,252
Synchrony Financial
4.25%, 08/15/2024		3,000,000	2,992,913
4.88%, 06/13/2025		3,750,000	3,713,245
UBS Group AG, 2.19% to 1.000000000 then SOFR + 2.04%, 06/05/2026(a)		4,250,000	4,107,565
			118,952,343
Diversified Media - 0.3%
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,370,548
Energy - 1.0%
CrownRock LP / CrownRock Finance Inc, 5.63%, 10/15/2025(a)		2,170,000	2,166,312
MPLX LP, 4.88%, 12/01/2024		2,308,000	2,298,466
ONEOK Inc, 5.55%, 11/01/2026		775,000	778,375
Plains All American Pipeline LP / PAA Finance Corp, 4.65%, 10/15/2025		2,176,000	2,147,550
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		1,194,000	1,191,752
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.88%, 01/15/2029		1,000,000	1,026,148
USA Compression Partners LP / USA Compression Finance Corp, 6.88%, 09/01/2027		1,180,000	1,183,966
			10,792,569
Food & Drug Retail - 0.3%
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,114,926
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	800,000	846,138
			2,961,064
Food/Beverage/Tobacco - 3.1%
Bacardi Ltd / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		500,000	493,945

The accompanying notes are an integral part of these financial statements.

37

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food/Beverage/Tobacco - (Continued)
Bright Food Singapore Holdings Pte Ltd, 1.75%, 07/22/2025	EUR	4,150,000	$ 4,327,633
Campbell Soup Co
3.95%, 03/15/2025		3,500,000	3,458,107
5.20%, 03/21/2029		2,825,000	2,830,267
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027(a)		1,600,000	1,460,699
Coca-Cola Icecek AS, 4.22%, 09/19/2024		900,000	895,355
Conagra Brands Inc, 5.30%, 10/01/2026		3,675,000	3,672,145
Constellation Brands Inc, 4.35%, 05/09/2027		175,000	170,786
Keurig Dr Pepper Inc, 5.05%, 03/15/2029		4,450,000	4,447,457
Mondelez International Holdings Netherlands BV, 0.75%, 09/24/2024(a)		1,500,000	1,482,587
Sysco Corp, 3.30%, 07/15/2026		2,700,000	2,597,437
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	1,175,000	1,260,616
Upfield BV, 6.88%, 07/02/2029	EUR	2,125,000	2,267,706
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,178,624
			33,543,364
Gaming - 0.5%
Cirsa Finance International SARL, 6.50%, 03/15/2029	EUR	1,050,000	1,161,241
Flutter Treasury Designated Activity Co
5.00%, 04/29/2029	EUR	825,000	898,060
6.38%, 04/29/2029(a)		950,000	957,508
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,540,080
			5,556,889
Healthcare - 3.7%
Amgen Inc
1.90%, 02/21/2025		800,000	781,602
5.25%, 03/02/2025		500,000	499,087
5.51%, 03/02/2026		500,000	500,060
Baxter International Inc, 1.32%, 11/29/2024		1,250,000	1,227,476
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/2028	EUR	2,000,000	2,038,094
CVS Health Corp, 5.00%, 01/30/2029		1,250,000	1,238,271
Ephios Subco 3 SARL, 7.88%, 01/31/2031	EUR	1,075,000	1,227,133
GE HealthCare Technologies Inc, 5.55%, 11/15/2024		2,500,000	2,497,497
GN Store Nord AS, 0.88%, 11/25/2024	EUR	2,070,000	2,176,908
Grifols SA, 1.63%, 02/15/2025	EUR	2,000,000	2,125,435
Gruenenthal GmbH, 3.63%, 11/15/2026	EUR	2,900,000	3,045,807
HCA Inc
5.38%, 02/01/2025		1,900,000	1,893,869
5.88%, 02/15/2026		2,980,000	2,985,156
5.63%, 09/01/2028		3,704,000	3,740,837
IQVIA Inc
5.70%, 05/15/2028		1,675,000	1,695,150
6.25%, 02/01/2029		5,000,000	5,142,595
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029(a)		1,425,000	1,443,646
Pfizer Investment Enterprises Pte Ltd, 4.45%, 05/19/2026		350,000	345,631

The accompanying notes are an integral part of these financial statements.

38

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	$ 418,694
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,498,374
Werfen SA, 4.63%, 06/06/2028	EUR	3,500,000	3,832,037
			40,353,359
Homebuilders/Real Estate - 7.7%
American Tower Corp
5.25%, 07/15/2028		2,200,000	2,197,397
5.20%, 02/15/2029		700,000	697,508
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	988,617
Aroundtown SA, 0.63%, 07/09/2025	EUR	1,400,000	1,439,024
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	619,322
Assemblin Group AB, 8.86% (3 mo. EURIBOR + 5.00%), 07/05/2029	EUR	1,900,000	2,037,838
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	3,380,000	3,293,226
Blackstone Property Partners Europe Holdings SARL
1.00%, 10/20/2026	EUR	1,000,000	994,575
3.63%, 10/29/2029	EUR	2,000,000	2,047,924
CTP NV
0.50%, 06/21/2025	EUR	2,700,000	2,793,098
4.75%, 02/05/2030	EUR	1,800,000	1,956,708
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,175,815
Fastighets AB Balder
1.88%, 03/14/2025	EUR	1,350,000	1,421,646
1.88%, 01/23/2026	EUR	1,100,000	1,131,463
GLP Capital LP / GLP Financing II Inc
3.35%, 09/01/2024		1,410,000	1,405,890
5.25%, 06/01/2025		5,500,000	5,462,811
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,755,739
6.00%, 02/23/2026	GBP	2,100,000	2,656,408
Heimstaden Bostad Treasury BV, 0.25%, 10/13/2024	EUR	2,800,000	2,940,094
HOWOGE Wohnungsbaugesellschaft mbH, 0.00%, 11/01/2024	EUR	4,500,000	4,754,024
Immobiliare Grande Distribuzione SIIQ SPA, 6.25%, 05/17/2027	EUR	780,651	848,998
Kojamo Oyj, 2.00%, 03/31/2026	EUR	3,056,000	3,162,063
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 5.25%, 10/01/2025(a)		3,130,000	3,105,455
Logicor Financing SARL
0.75%, 07/15/2024	EUR	4,500,000	4,812,954
4.63%, 07/25/2028	EUR	1,700,000	1,833,328
MasTec Inc, 4.50%, 08/15/2028(a)		1,180,000	1,126,433
NE Property BV
1.75%, 11/23/2024	EUR	2,700,000	2,857,813
1.88%, 10/09/2026	EUR	1,400,000	1,413,903
P3 Group SARL, 4.63%, 02/13/2030	EUR	1,425,000	1,531,831
Tritax EuroBox PLC, 0.95%, 06/02/2026	EUR	600,000	607,725
Trust Fibra Uno, 5.25%, 01/30/2026		4,550,000	4,453,680

The accompanying notes are an integral part of these financial statements.

39

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
VICI Properties LP / VICI Note Co Inc
4.63%, 06/15/2025(a)		$2,000,000	$ 1,976,062
4.50%, 09/01/2026(a)		2,800,000	2,729,108
4.25%, 12/01/2026(a)		3,210,000	3,102,517
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024(a)		1,300,000	1,290,384
Webuild SPA
3.88%, 07/28/2026	EUR	200,000	211,420
7.00%, 09/27/2028	EUR	1,300,000	1,477,527
Weyerhaeuser Co, 4.75%, 05/15/2026		3,825,000	3,782,754
			83,093,082
Hotels - 1.8%
Hyatt Hotels Corp
1.80%, 10/01/2024		3,985,000	3,943,262
5.38%, 04/23/2025		2,550,000	2,540,357
5.75%, 01/30/2027		1,750,000	1,767,740
5.25%, 06/30/2029		2,500,000	2,481,793
Marriott International Inc
5.45%, 09/15/2026		900,000	903,955
4.90%, 04/15/2029		2,725,000	2,698,397
Pterosaur Capital Co Ltd, 1.00%, 09/25/2024	EUR	2,000,000	2,131,986
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,454,399
			18,921,889
Insurance - 0.4%
Athora Holding Ltd, 6.63%, 06/16/2028	EUR	1,900,000	2,151,507
Galaxy Bidco Ltd, 6.50%, 07/31/2026	GBP	900,000	1,126,178
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	579,954
			3,857,639
Leisure - 1.0%
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028(a)		4,500,000	4,874,148
CPUK Finance Ltd
3.59%, 08/28/2025	GBP	375,000	462,770
6.50%, 08/28/2026	GBP	510,000	640,556
Expedia Group Inc, 6.25%, 05/01/2025(a)		2,350,000	2,355,580
Royal Caribbean Cruises Ltd, 9.25%, 01/15/2029(a)		2,500,000	2,670,862
			11,003,916
Metals/Mining - 0.3%
Novelis Corp, 3.25%, 11/15/2026(a)		3,000,000	2,825,569
Paper - 0.7%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,095,577
Suzano International Finance BV, 5.50%, 01/17/2027		4,500,000	4,474,140
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	1,353,949
			7,923,666

The accompanying notes are an integral part of these financial statements.

40

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Publishing/Printing - 0.2%
Informa PLC, 3.13%, 07/05/2026	GBP	1,600,000	$ 1,933,782
Railroads - 0.4%
Canadian Pacific Railway Co, 1.35%, 12/02/2024		2,000,000	1,963,972
Getlink SE, 3.50%, 10/30/2025	EUR	2,725,000	2,894,811
			4,858,783
Restaurants - 0.1%
Bertrand Franchise Finance SAS, 7.49% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,158,122
Services - 3.0%
Arena Luxembourg Finance SARL, 1.88%, 02/01/2028	EUR	2,000,000	1,970,013
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,125,944
Brink’s Co, 5.50%, 07/15/2025(a)		3,200,000	3,199,092
Kapla Holding SAS, 7.22% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,121,473
Leasys SPA
4.38%, 12/07/2024	EUR	5,925,000	6,353,377
4.63%, 02/16/2027	EUR	3,330,000	3,639,787
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	453,310
6.38%, 05/31/2029	EUR	1,050,000	1,160,895
Pachelbel Bidco SPA, 7.13%, 05/17/2031	EUR	1,500,000	1,661,016
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,610,202
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,075,839
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	3,300,000	4,098,765
WESCO Distribution Inc, 6.38%, 03/15/2029(a)		2,250,000	2,261,086
Zenith Finco PLC, 6.50%, 06/30/2027	GBP	450,000	375,230
			32,106,029
Steel - 0.6%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		3,500,000	3,476,095
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	2,793,004
			6,269,099
Super Retail - 1.7%
AA Bond Co Ltd, 8.45%, 01/31/2028	GBP	4,000,000	5,329,410
Alibaba Group Holding Ltd, 3.60%, 11/28/2024		3,000,000	2,975,824
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,137,794
Dufry One BV, 2.00%, 02/15/2027	EUR	3,000,000	3,025,012
Home Depot Inc, 5.15%, 06/25/2026		1,400,000	1,401,701
John Lewis PLC, 6.13%, 01/21/2025	GBP	1,550,000	1,962,381
Tapestry Inc
5.35%, 11/27/2025	EUR	1,700,000	1,850,664
7.05%, 11/27/2025		1,000,000	1,017,012
			18,699,798
Supranational - 0.2%
Africa Finance Corp, 4.38%, 04/17/2026		2,200,000	2,131,442

The accompanying notes are an integral part of these financial statements.

41

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - 5.1%
Almaviva-The Italian Innovation Co SPA, 4.88%, 10/30/2026	EUR	2,400,000	$ 2,573,497
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,575,000	2,892,135
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.88%, 01/15/2027		1,943,000	1,881,046
Broadcom Inc
3.15%, 11/15/2025		800,000	775,273
4.75%, 04/15/2029		2,000,000	1,974,441
Cellnex Finance Co SA, 2.25%, 04/12/2026	EUR	3,800,000	3,973,060
Clarios Global LP / Clarios US Finance Co, 4.38%, 05/15/2026	EUR	1,500,000	1,602,209
Gen Digital Inc, 5.00%, 04/15/2025(a)		1,625,000	1,616,721
Hewlett Packard Enterprise Co, 5.90%, 10/01/2024		5,440,000	5,439,674
HP Inc, 4.00%, 04/15/2029		5,000,000	4,767,288
IPD 3 BV, 8.00%, 06/15/2028	EUR	1,100,000	1,240,426
LG Energy Solution Ltd, 5.75%, 09/25/2028		1,830,000	1,853,722
NCR Corp, 5.13%, 04/15/2029(a)		5,275,000	4,974,785
Oracle Corp, 2.95%, 05/15/2025		2,000,000	1,954,939
Qorvo Inc, 1.75%, 12/15/2024		1,450,000	1,421,759
SK Battery America Inc, 4.88%, 01/23/2027		2,000,000	1,974,019
SK Hynix Inc
6.25%, 01/17/2026		2,000,000	2,022,210
6.38%, 01/17/2028		2,000,000	2,059,659
Teleperformance SE, 5.25%, 11/22/2028	EUR	1,600,000	1,755,777
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,591,758
VMware Inc
1.00%, 08/15/2024		450,000	447,274
4.50%, 05/15/2025		1,800,000	1,783,134
3.90%, 08/21/2027		3,500,000	3,359,604
			54,934,410
Telecommunications - 4.1%
AT&T Inc, 5.54%, 02/20/2026		1,780,000	1,779,971
Bharti Airtel Ltd, 4.38%, 06/10/2025		4,100,000	4,057,090
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,618,600
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,232,236
iliad SA
2.38%, 06/17/2026	EUR	1,000,000	1,035,684
5.38%, 06/14/2027	EUR	2,200,000	2,400,562
5.38%, 02/15/2029	EUR	1,200,000	1,308,954
5.38%, 05/02/2031	EUR	1,900,000	2,052,336
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	1,600,000	1,671,142
PLT VII Finance SARL
4.63%, 01/05/2026	EUR	475,000	508,860
7.24% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,446,687
PPF Telecom Group BV, 2.13%, 01/31/2025	EUR	5,100,000	5,399,907
RCS & RDS SA, 3.25%, 02/05/2028	EUR	2,400,000	2,406,787

The accompanying notes are an integral part of these financial statements.

42

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Rogers Communications Inc
2.95%, 03/15/2025		$844,000	$ 827,696
5.00%, 02/15/2029		2,000,000	1,976,666
SES SA, 3.50%, 01/14/2029	EUR	2,000,000	2,072,750
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 4.74%, 03/20/2025(a)		107,813	107,155
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,638,824
5.19%, 08/02/2029	EUR	975,000	1,061,187
T-Mobile USA Inc
3.50%, 04/15/2025		3,000,000	2,950,396
3.75%, 04/15/2027		2,000,000	1,922,873
4.75%, 02/01/2028		2,000,000	1,971,403
United Group BV
3.13%, 02/15/2026	EUR	1,400,000	1,461,248
6.75%, 02/15/2031	EUR	675,000	743,964
			43,652,978
Transportation Excluding Air/Rail - 1.6%
DP World Ltd, 2.38%, 09/25/2026	EUR	5,200,000	5,372,428
Firstgroup PLC, 6.88%, 09/18/2024	GBP	1,375,000	1,741,398
Gatwick Funding Ltd, 6.13%, 03/02/2026	GBP	200,000	256,245
GXO Logistics Inc, 1.65%, 07/15/2026		1,675,000	1,545,340
Pelabuhan Indonesia Persero PT
4.88%, 10/01/2024		5,100,000	5,094,756
4.25%, 05/05/2025		200,000	197,554
Penske Truck Leasing Co Lp / PTL Finance Corp, 5.55%, 05/01/2028(a)		775,000	781,083
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	1,818,371
Stagecoach Group Ltd, 4.00%, 09/29/2025	GBP	650,000	799,297
			17,606,472
Utilities - 0.9%
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,093,496
ENN Clean Energy International Investment Ltd, 3.38%, 05/12/2026		3,000,000	2,860,659
National Central Cooling Co PJSC, 2.50%, 10/21/2027		2,230,000	2,017,236
Vena Energy Capital Pte Ltd, 3.13%, 02/26/2025		3,300,000	3,240,957
			9,212,348
TOTAL CORPORATE BONDS (Cost $959,682,639)			$965,916,908
BANK LOANS - 4.5%
Capital Goods - 0.1%
Emrld Borrower LP TL, 7.84% (1 mo. Term SOFR + 2.50%), 06/18/2031		890,000	891,113

The accompanying notes are an integral part of these financial statements.

43

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
BANK LOANS - (Continued)
Commercial Services - 0.3%
NAB Holdings LLC TL First Lien, 8.21% (3 mo. Term SOFR + 2.75%), 11/24/2028		$3,000,000	$ 3,006,045
Diversified Financial Services - 0.6%
Citadel Securities LP TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 07/29/2030		2,487,749	2,497,700
Jane Street Group LLC TL, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 01/26/2028		3,489,157	3,490,046
			5,987,746
Diversified Media - 0.2%
Advantage Sales & Marketing Inc TL, Senior Secured First Lien, 9.82% (3 mo. SOFR US + 4.25%), 10/28/2027		2,286,739	2,233,149
Healthcare - 0.3%
Ceva Sante Animale 05/24 (EUR) TLB TL, Senior Secured First Lien, 7.22% (3 mo. EURIBOR + 3.50%), 11/08/2030	EUR	1,000,000	1,070,115
Phoenix Guarantor Inc TL, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/21/2031		2,493,750	2,490,334
			3,560,449
Railroads - 0.3%
Genesee & Wyoming Inc TL, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 04/10/2031		3,500,000	3,500,332
Restaurants - 0.2%
1011778 BC ULC TL First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 09/23/2030		2,000,000	1,997,470
Services - 0.4%
Camelot US Acquisition LLC TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031		463,953	465,345
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031		1,990,360	1,996,332
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031		39,436	39,554
Circet Europe SASU TL, Senior Secured First Lien, 6.97% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,056,225
PG Investment Co 59 SARL TL, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/24/2031		640,000	645,069
			4,202,525
Super Retail - 0.3%
Action (Peer Holding III) Cov-Lite B5 (6/24) TL, 8.33%, 06/20/2031(c)		880,000	882,020
Leslie’s Poolmart Inc TL First Lien, 8.19% (1 mo. Term SOFR + 2.75%), 03/09/2028		1,500,000	1,488,097
Peer Holding III BV TL, Senior Secured First Lien, 7.40% (1 mo. EURIBOR + 3.75%), 09/26/2028	EUR	1,000,000	1,072,959
			3,443,076

The accompanying notes are an integral part of these financial statements.

44

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
BANK LOANS - (Continued)
Technology - 0.5%
AppLovin Corp TL, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/19/2030		$1,625,925	$ 1,629,559
Coherent Corp TL First Lien, 7.83% (1 mo. Term SOFR + 2.50%), 07/02/2029		1,200,000	1,202,400
Gen Digital Inc TL, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 09/12/2029		2,459,874	2,454,376
			5,286,335
Telecommunications - 0.5%
Iridium Satellite LLC TL, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 09/20/2030		2,487,500	2,487,674
Lorca Finco PLC TL, 7.40% (3 mo. EURIBOR + 3.50%), 04/18/2031	EUR	1,000,000	1,072,289
TMNL Holding BV TL, Senior Secured First Lien, 7.62% (3 mo. EURIBOR + 3.90%), 03/29/2029	EUR	1,000,000	1,072,814
Ziggo BV TL, Senior Secured First Lien, 6.60% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,053,114
			5,685,891
Transportation Excluding Air/Rail - 0.2%
First Student Bidco Inc TL, Senior Secured First Lien
8.56% (3 mo. SOFR US + 3.00%), 07/21/2028		1,196,070	1,197,978
8.56% (3 mo. SOFR US + 3.00%), 07/21/2028		350,642	351,201
			1,549,179
Utilities - 0.6%
Calpine Construction Finance Co LP TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 07/31/2030		3,491,206	3,484,451
Constellation Renewables LLC TL, Senior Secured First Lien, 8.11% (3 mo. SOFR US + 2.50%), 12/15/2027		989,946	993,173
Edgewater Generation LLC TL, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 12/15/2025		1,464,674	1,463,868
Vistra Zero Operating Co LLC TL, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 04/30/2031		807,975	812,722
			6,754,214
TOTAL BANK LOANS (Cost $48,202,549)			48,097,524
CONVERTIBLE BONDS - 3.2%
Banking - 2.8%
ABN AMRO Bank NV, 4.75%, 07/28/2025		500,000	493,276
AIB Group PLC, 4.63% to 1.000000000 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	7,000,000	7,446,604
Australia & New Zealand Banking Group Ltd, 1.13% to 1.000000000 then 5 yr. Swap Rate EUR + 1.40%, 11/21/2029	EUR	800,000	845,545
Banco Bilbao Vizcaya Argentaria SA
5.75% to 1.000000000 then 5 yr. Swap Rate EUR + 2.80%, 09/15/2033	EUR	3,000,000	3,353,848

The accompanying notes are an integral part of these financial statements.

45

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

		Par	Value
CONVERTIBLE BONDS - (Continued)
Banking - (Continued)
8.25% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.60%, 11/30/2033	GBP	2,000,000	$2,695,467
4.88% to 1.000000000 then 5 yr. Swap Rate EUR + 2.40%, 02/08/2036	EUR	1,100,000	1,187,901
Banco Santander SA, 5.00% to 1.000000000 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,052,000
Bank of Ireland Group PLC, 4.75% to 1.000000000 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	2,225,000	2,382,090
ING Groep NV, 2.13% to 1.000000000 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	700,000	721,440
Landsbankinn HF, 5.00%, 05/13/2028	EUR	5,025,000	5,511,420
National Australia Bank Ltd, 1.70% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	577,128
Swedbank AB, 7.27% to 1.000000000 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	1,800,000	2,354,078
			30,620,797
Healthcare - 0.4%
Organon & Co / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,038,479
TOTAL CONVERTIBLE BONDS (Cost $34,828,915)			34,659,276
		Shares
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 5.20%(d)		21,986,296	21,986,296
TOTAL SHORT-TERM INVESTMENTS (Cost $21,986,296)			21,986,296
TOTAL INVESTMENTS - 99.4% (Cost $1,064,700,399)			$1,070,660,004
Other Assets in Excess of Liabilities - 0.6%			6,811,162
TOTAL NET ASSETS - 100.0%			$1,077,471,166

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
The accompanying notes are an integral part of these financial statements.

46

Muzinich Low Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
- Currency Needs to be mapped
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $142,589,148 or 13.2% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

47

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/17/2024	USD	211,105,269	EUR	197,500,000	$(600,856)
U.S. Bancorp Investments, Inc.	09/18/2024	USD	215,631,400	EUR	200,000,000	577,482
U.S. Bancorp Investments, Inc.	07/17/2024	USD	61,165,957	GBP	49,100,000	(908,732)
Total Unrealized Appreciation (Depreciation)						$(932,106)

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

48

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
ASSETS:
Investments, at value	$ 235,828,415	$ 45,557,091	$ 1,070,660,004
Receivable for investments sold	12,994,268	2,276,347	248,125
Dividends and interest receivable	3,020,635	794,813	14,217,129
Receivable for open forward currency contacts	445,305	—	577,482
Foreign currency, at value	403,136	—	14,806,325
Deposit at broker for swap contracts	318,365	—	191,097
Deposit at broker for future contracts	119,537	—	80,098
Receivable for fund shares sold	59,690	—	1,086,907
Prepaid expenses and other assets	19,610	29,166	32,740
Total assets	253,208,961	48,657,417	1,101,899,907
LIABILITIES:
Payable for investments purchased	6,847,534	809,516	19,933,622
Payable for capital shares redeemed	820,105	457	2,506,059
Distributions payable	581,630	127,395	7,662
Payable to adviser	116,178	1,012	334,711
Payable for open forward currency contacts	32,336	—	1,509,588
Payable to custodian	15,640	5,418	48,494
Payable for printing and mailing	13,495	4,143	13,694
Payable for audit fees	12,833	12,046	12,045
Payable for custodian fees	12,511	1,315	30,530
Payable for fund administration and accounting fees	8,935	2,442	20,650
Payable for distribution and shareholder servicing fees	8,307	389	—
Payable for compliance fees	5,367	5,368	5,031
Payable for transfer agent fees and expenses	2,837	163	6,405
Interest payable	—	4	—
Payable for expenses and other liabilities	654	2,912	250
Total liabilities	8,478,362	972,580	24,428,741
NET ASSETS	$244,730,599	$47,684,837	$1,077,471,166
Net Assets Consists of:
Paid-in capital	$272,190,944	$50,932,097	$1,089,731,634
Total accumulated losses	(27,460,345)	(3,247,260)	(12,260,468)
Total net assets	$244,730,599	$47,684,837	$1,077,471,166
Institutional Class
Net asset	$91,807,715	$2,737,467
Shares issued and outstanding(a)	9,454,664	347,257
Net asset per share	$9.71	$7.88

The accompanying notes are an integral part of these financial statements.

49

Statements of Assets and Liabilities
June 30, 2024 (Unaudited) (Continued)

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
Supra Institutional Class
Net asset	$152,922,883	$44,947,370	$1,077,471,166
Shares issued and outstanding(a)	$15,740,320	$5,701,067	$114,363,966
Net asset per share	$9.72	$7.88	$9.42
Cost:
Investments, at cost	$235,507,429	$45,309,415	$1,064,700,399
Foreign currency, at cost	$402,695	$—	$14,799,495

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

50

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Muzinich Credit Opportunities Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
INVESTMENT INCOME:
Interest income	$6,648,276	$1,885,394	$26,037,798
Less: Interest withholding taxes	—	—	(186,508)
Swap accretion and amortization	1,103	—	—
Other income	10,460	628	1,276
Total investment income	6,659,839	1,886,022	25,852,566
EXPENSES:
Investment advisory fee	780,894	130,113	2,286,901
Fund administration and accounting fees	131,954	64,093	378,394
Shareholder service costs	34,968	—	—
Custodian fees	31,538	4,189	82,487
Transfer agent fees	26,785	4,982	86,052
Federal and state registration fees	20,541	17,241	28,066
Audit fees	13,344	12,536	12,536
Trustees' fees	11,135	9,656	17,251
Reports to shareholders	7,069	777	11,878
Legal fees	6,530	8,273	6,739
Compliance fees	6,066	6,066	5,729
Interest expense	—	761	713
Other expenses and fees	22,309	5,457	55,477
Total expenses	1,093,133	264,144	2,972,223
Expense reimbursement by Adviser	(277,271)	(126,173)	(431,940)
Net expenses	815,862	137,971	2,540,283
Net Investment Income	5,843,977	1,748,051	23,312,283
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(711,339)	(136,983)	442,601
Securities sold short	2,191	—	(47,985)
Forward currency contracts	742,333	—	121,569
Swap contracts	(7,020)	—	—
Foreign currency translation	(16,478)	18	17,162
Net realized gain/(loss)	9,687	(136,965)	533,347
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,609,829)	(59,802)	(13,655,872)
Future contracts	—	—	(1,253)
Forward currency contracts	1,926,886	—	15,656,808
Swap contracts	—	—	361
Foreign currency translation	(20,282)	(65)	(272,669)
Net change in unrealized appreciation/(depreciation)	(3,703,225)	(59,867)	1,727,375
Net realized and unrealized gain/(loss)	(3,693,538)	(196,832)	2,260,722
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,150,439	$ 1,551,219	$25,573,005

The accompanying notes are an integral part of these financial statements.

51

Muzinich Fund
Statements of Changes in Net Assets

	Muzinich Credit OpportunitiesFund		Muzinich Flexible U.S. High Yield Income Fund
	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
OPERATIONS:
Net investment income	$5,843,977	$ 11,020,926	$1,748,051	$2,398,872
Net realized gain/(loss)	9,687	(12,633,081)	(136,965)	(1,834,248)
Net change in unrealized appreciation/(depreciation)	(3,703,225)	21,427,685	(59,867)	3,144,688
Net increase in net assets from operations	2,150,439	19,815,530	1,551,219	3,709,312
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(1,626,304)	(3,734,658)	(98,825)	(162,200)
Distributions to shareholders - Supra Institutional Class	(2,853,214)	(7,416,404)	(1,639,561)	(2,238,150)
Total distributions to shareholders	(4,479,518)	(11,151,062)	(1,738,386)	(2,400,350)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	9,177,889	26,606,552	74,591	1,200,000
Reinvestments - Institutional Class	1,510,768	3,248,634	92,447	151,482
Redemptions - Institutional Class	(11,735,173)	(28,077,505)	(74,308)	(1,656,362)
Redemption fees - Institutional Class	6,208	12,085	42	—
Withdrawals from feeder funds - Institutional Class	(17,267)	—	—	—
Subscriptions - Supra Institutional Class	2,369,088	22,150,163	11,928	18,286,607
Reinvestments - Supra Institutional Class	1,918,264	4,927,786	804,532	1,068,424
Redemptions - Supra Institutional Class	(21,912,320)	(70,392,783)	(583,995)	(5,963,331)
Redemption fees - Supra Institutional Class	11,230	24,052	701	—
Withdrawals from feeder funds - Supra Institutional Class	17,267	—	—	—
Net increase (decrease) in net assets from capital transactions	(18,654,046)	(41,501,016)	325,938	13,086,820
NET INCREASE (DECREASE) IN NET ASSETS	(20,983,125)	(32,836,548)	138,771	14,395,782
NET ASSETS:
Beginning of the period	265,713,724	298,550,272	47,546,066	33,154,284
End of the period	$ 244,730,599	$265,713,724	$ 47,684,837	$47,546,066
SHARES TRANSACTIONS
Subscriptions - Institutional Class	291,619	2,751,721	—	154,839
Reinvested - Institutional Class	90,075	334,533	6,012	19,506
Redemptions - Institutional Class	(647,499)	(2,914,677)	(9,430)	(208,209)
Subscriptions - Supra Institutional Class	185,951	2,292,038	446	2,352,575
Reinvested - Supra Institutional Class	106,328	507,585	52,256	137,516
Redemptions - Supra Institutional Class	(2,010,449)	(7,290,502)	(43,322)	(766,999)
Total increase/(decrease) in shares outstanding	(1,983,975)	(4,319,302)	5,962	1,689,228

The accompanying notes are an integral part of these financial statements.

52

Muzinich Fund
Statements of Changes in Net Assets (Continued)

	Muzinich Low Duration Fund
	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
OPERATIONS:
Net investment income	$23,312,283	$43,335,086
Net realized gain/(loss)	533,347	(18,034,100)
Net change in unrealized appreciation	1,727,375	49,307,196
Net increase in net assets from operations	25,573,005	74,608,182
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Supra Institutional Class	(9,605,812)	(48,879,002)
Total distributions to shareholders	(9,605,812)	(48,879,002)
CAPITAL TRANSACTIONS:
Subscriptions - Supra Institutional Class	209,751,312	322,905,124
Reinvestments - Supra Institutional Class	9,581,261	48,801,266
Redemptions - Supra Institutional Class	(140,683,282)	(355,831,922)
Redemption fees - Supra Institutional Class	1	249
Net increase in net assets from capital transactions	78,649,292	15,874,717
NET INCREASE IN NET ASSETS	94,616,485	41,603,897
NET ASSETS:
Beginning of the period	982,854,681	941,250,784
End of the period	$ 1,077,471,166	$982,854,681
SHARES TRANSACTIONS
Subscriptions - Supra Institutional Class	15,859,606	35,068,403
Reinvested - Supra Institutional Class	637,742	5,257,472
Redemptions - Supra Institutional Class	(7,570,636)	(38,374,770)
Total increase in shares outstanding	8,926,712	1,951,105

The accompanying notes are an integral part of these financial statements.

53

Muzinich Credit Opportunities Fund
Financial Highlights
Institutional Class

	Period ended June 30, 2024 (Unaudited)	Year ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset, beginning of year	$9.80	$9.50	$10.50	$11.22	$10.89	$10.49
INVESTMENTS OPERATIONS:
Net investment income(a)	0.22	0.37	0.26	0.31	0.30	0.34
Net realized and unrealized gain (loss) on investments	(0.14)	0.32	(1.14)	(0.20)	0.36	0.76
Total from investment operations	0.08	0.69	(0.88)	(0.11)	0.66	1.10
LESS DISTRIBUTIONS FROM:
From net investment income	(0.17)	(0.39)	(0.05)	(0.41)	(0.26)	(0.30)
From net realized gains	—	—	(0.07)	(0.42)	(0.07)	(0.40)
Total distributions	(0.17)	(0.39)	(0.12)	(0.83)	(0.33)	(0.70)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset, end of year	$9.71	$9.80	$9.50	$10.50	$11.22	$10.89
Total return(c)	0.82%	7.40%	−8.39%	1.02%	6.24%	10.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$91,808	$93,668	$89,146	$127,005	$219,841	$155,467
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.89%	0.85%	0.87%	0.84%	0.81%	0.82%
After expense reimbursement/ recoupment(d)	0.67%	0.68%	0.67%	0.66%	0.65%	0.65%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(d)	4.45%	3.81%	2.65%	2.81%	2.71%	3.12%
Portfolio turnover rate(c)	86%	135%	168%	139%	174%	293%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

54

Muzinich Credit Opportunities Fund
Financial Highlights
Supra Institutional Class

	Period ended June 30, 2024 (Unaudited)	Year ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset, beginning of year	$9.80	$9.50	$10.51	$11.23	$10.90	$10.49
INVESTMENTS OPERATIONS:
Net investment income(a)	0.22	0.37	0.27	0.32	0.30	0.35
Net realized and unrealized gain (loss) on investments	(0.13)	0.33	(1.15)	(0.20)	0.37	0.77
Total from investment operations	0.09	0.70	(0.88)	0.12	0.67	1.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.17)	(0.40)	(0.06)	(0.42)	(0.27)	(0.31)
From net realized gains	—	—	(0.07)	(0.42)	(0.07)	(0.40)
Total distributions	(0.17)	(0.40)	(0.13)	(0.84)	(0.34)	(0.71)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	—	0.00(b)	0.00(b)
Net asset, end of year	$9.72	$9.80	$9.50	$10.51	$11.23	$10.90
Total return(c)	0.96%	7.48%	−8.41%	1.11%	6.30%	10.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$152,923	$172,046	$209,404	$252,118	$321,285	$261,858
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.81%	0.77%	0.80%	0.76%	0.75%	0.76%
After expense reimbursement/ recoupment(d)	0.60%	0.60%	0.60%	0.59%	0.59%	0.59%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(d)	4.51%	3.87%	2.74%	2.90%	2.77%	3.18%
Portfolio turnover rate(c)	86%	135%	168%	139%	174%	293%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

55

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Institutional Class

	Period ended June 30, 2024 (Unaudited)	Year ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset, beginning of year	$7.91	$7.68	$9.19	$9.97	$9.84	$9.12
INVESTMENTS OPERATIONS:
Net investment income(a)	0.29	0.51	0.44	0.50	0.52	0.51
Net realized and unrealized gain (loss) on investments	(0.03)	0.23	(1.50)	(0.07)	0.11	0.72
Total from investment operations	0.26	0.74	(1.06)	0.43	0.63	1.23
LESS DISTRIBUTIONS FROM:
From net investment income	(0.29)	(0.51)	(0.44)	(0.53)	0.50	(0.51)
From net realized gains	—	—	(0.01)	(0.68)	—	—
Total distributions	(0.29)	(0.51)	(0.45)	(1.21)	(0.50)	(0.51)
Redemption fee per share	0.00(b)	—	—	—	—	—
Net asset, end of year	$7.88	$7.91	$7.68	$9.19	$9.97	$9.84
Total return(c)	3.33%	9.98%	−11.17%	4.42%	6.81%	13.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,737	$2,655	$2,838	$4,247	$5,905	$1,642
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.12%	1.26%	1.37%	1.25%	0.97%	1.17%
After expense reimbursement/ recoupment(d)	0.58%	0.58%	0.58%	0.59%	0.58%	0.59%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(d)	7.39%	6.59%	5.34%	5.06%	5.36%	5.32%
Portfolio turnover rate(c)	46%	76%	59%	96%	113%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

56

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Supra Institutional Class

	Period ended June 30, 2024 (Unaudited)	Year ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset, beginning of year	$7.91	$7.68	$9.18	$9.96	$9.83	$9.11
INVESTMENTS OPERATIONS:
Net investment income(a)	0.29	0.52	0.44	0.51	0.51	0.51
Net realized and unrealized gain (loss) on investments	(0.03)	0.22	(1.49)	(0.08)	0.12	0.72
Total from investment operations	0.26	0.74	(1.05)	0.43	0.63	1.23
LESS DISTRIBUTIONS FROM:
From net investment income	(0.29)	(0.51)	(0.44)	(0.53)	(0.50)	(0.51)
From net realized gains	—	—	(0.01)	(0.68)	—	—
Total distributions	(0.29)	(0.51)	(0.45)	(1.21)	(0.50)	(0.51)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	—	—	—
Net asset, end of year	$7.88	$7.91	$7.68	$9.18	$9.96	$9.83
Total return(c)	3.33%	9.98%	−11.61%	4.43%	6.60%	13.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,947	$44,891	$30,312	$25,222	$62,860	$43,464
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.12%	1.27%	1.37%	1.19%	0.98%	1.21%
After expense reimbursement/ recoupment(d)	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(d)	7.39%	6.65%	5.46%	5.11%	5.37%	5.30%
Portfolio turnover rate(c)	46%	76%	59%	96%	113%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

57

Muzinich Low Duration Fund
Financial Highlights
Supra Institutional Class

	Period ended June 30, 2024 (Unaudited)	Year ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset, beginning of year	$9.28	$9.05	$9.73	$10.10	$10.05	$9.53
INVESTMENTS OPERATIONS:
Net investment income(a)	0.21	0.39	0.26	0.25	0.27	0.26
Net realized and unrealized gain (loss) on investments	0.02	0.29	(0.59)	—	(0.01)	0.48
Total from investment operations	0.23	0.68	(0.33)	0.25	0.26	0.74
LESS DISTRIBUTIONS FROM:
From net investment income	(0.09)	(0.45)	(0.10)	(0.62)	(0.21)	(0.13)
From net realized gains	—	—	(0.25)	—	—	(0.09)
Total distributions	(0.09)	(0.45)	(0.35)	(0.62)	(0.21)	(0.22)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	—	—	—
Net asset, end of year	$9.42	$9.28	$9.05	$9.73	$10.10	$10.05
Total return(c)	2.45%	7.63%	−3.41%	2.50%	2.64%	7.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,077,471	$982,855	$941,251	$369,539	$592,519	$732,002
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.58%	0.58%	0.61%	0.62%	0.62%	0.59%
After expense reimbursement/ recoupment(d)	0.50%	0.50%	0.50%	0.49%	0.49%	0.49%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(d)	4.59%	4.19%	2.83%	2.46%	2.77%	2.60%
Portfolio turnover rate(c)	34%	49%	26%	69%	75%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

58

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich Flexible U.S. High Yield Income Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The performance history of the Funds commenced on January 3, 2013, March 27, 2017, and June 30, 2016, respectively.
The Funds offer two classes of shares: Institutional shares and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional Class shares.
The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

59

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has adopted a Valuation Policy designating Muzinich & Co., Inc. (the “Advisor”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board. As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024. See the Schedules of Investments for industry breakouts.
Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ —	$208,445,345	$ —	$208,445,345
Bank Loans	—	18,592,849	—	18,592,849
Convertible Bonds	—	5,786,069	—	5,786,069
U.S. Treasury Securities	—	2,805,215	—	2,805,215
Money Market Funds	198,937	—	—	198,937
Total Assets	$198,937	$235,629,478	$—	$235,828,415

60

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
Other Financial Instruments1:

Description	Level 1	Level 2	Level 3	Total
Forwards	$ —	$ 445,305	$ —	$ 445,305
Total Other Financial Instruments	$—	$445,305	$—	$445,305

Liabilities:
Other Financial Instruments1:

Forwards	$ —	$ (32,336)	$ —	$ (32,336)
Total Other Financial Instruments	$—	$(32,336)	$—	$(32,336)

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.
Flexible U.S. High Yield Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ —	$ 35,079,737	$ —	$ 35,079,737
Bank Loans	—	9,349,487	—	9,349,487
Money Market Funds	1,127,867	—	—	1,127,867
Total Assets	$1,127,867	$44,429,224	$—	$45,557,091

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ —	$965,916,908	$ —	$965,916,908
Bank Loans	—	48,097,524	—	48,097,524
Convertible Bonds	—	34,659,276	—	34,659,276
Money Market Funds	21,986,296	—	—	21,986,296
Total Assets	$21,986,296	$1,048,673,708	$—	$1,070,660,004

Other Financial Instruments1:

Description	Level 1	Level 2	Level 3	Total
Forwards	$ —	$ 577,482	$ —	$ 577,482
Total Other Financial Instruments	$—	$577,482	$—	$577,482
Liabilities:
Other Financial Instruments[1]:
Forwards	$—	$(1,509,588)	$—	$(1,509,588)
Total Other Financial Instruments	$—	$(1,509,588)	$—	$(1,509,588)

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

61

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Advisor, as the Funds’ Valuation Designee, oversees valuation techniques.
The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2024 for the Credit Opportunities Fund and Low Duration Fund was $90,896,198 and $516,046,135, respectively. Forward foreign currency exchange contracts entered into during the six months ended June 30, 2024, were with the Bank of New York for the Credit Opportunities Fund and Low Duration Fund. The Low Duration Fund entered into swap contract transactions with Barclays Investment Bank and Bank of America Securities, Inc. during the six months ended June 30, 2024, at an average transaction notional value of $3,500,000 and $5,250,000, respectively. The Credit Opportunities Fund did not enter into any swap contracts during the six months ended June 30, 2024. The Credit Opportunities Fund and Low Duration Fund did not enter into any futures contracts during the six months ended June 30, 2024.
The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.
The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2024:
Credit Opportunities Fund

	Asset Derivatives as of June 30, 2024		Liability Derivatives as of June 30, 2024
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$445,305	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
		$445,305		$ —

62

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
Low Duration Fund

	Asset Derivatives as of June 30, 2024		Liability Derivatives as of June 30, 2024
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts		Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$32,336
		$ —		$32,336

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024:
Credit Opportunities Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$ 742,333	$ 1,926,886
Credit Default - Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	(7,020)	—
		$735,313	$ 1,926,886

Low Duration Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$ 121,569	$ 15,656,808
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	—	(1,253)
		$121,569	$ 15,655,555

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2024.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become

63

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
well-established and relatively liquid. The Credit Opportunities Fund had swap contracts activity during the six months ended June 30, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund and Low Duration Fund did not have swap contracts activity during the six months ended June 30, 2024.
C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund and Low Duration Fund had futures contracts activity during the six months ended June 30, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have futures contracts activity during the six months ended June 30, 2024.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2024, the Credit Opportunities Fund and Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2024.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

64

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.
As of the most recent fiscal year ended December 31, 2023, the Credit Opportunities Fund, U.S. High Yield Fund, and Low Duration Fund did not defer any post-October losses.
As of the most recent fiscal year ended December 31, 2023, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$ 23,526,074	$ 1,140,618	$ 18,172,752
Long-Term Capital Loss Carryovers	9,549,093	2,238,817	31,125,044
Total	$33,075,167	$3,379,435	$49,297,796

As of June 30, 2024, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and

65

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.
K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.
Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.
N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward

66

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.
O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2024:
Credit Opportunities Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$ 445,305	$ —	$ 445,305	$ (32,336)	$ —	$ 412,969
Liabilities
Forward foreign currency exchange contracts	32,336	—	32,336	(32,336)	—	—

Low Duration Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$ 577,482	$ —	$ 577,482	$ (577,482)	$ —	$—
Credit Default - Swap Contracts
Liabilities
Forward foreign currency exchange contracts	1,509,589	—	1,509,589	(577,482)	—	932,107
Credit Default - Swap Contracts

The above forward foreign currency exchange contracts had Bank of New York as their counterparty.

67

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
Q.
Recently Issued Accounting Pronouncements. In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. The Financial Accounting Standards Board (“FASB”) approved an (optional) 2-year extension, until December 31, 2024, for temporary relief of transitioning away from the LIBOR. LIBOR is set to expire June 30, 2023. Companies were initially provided temporary relief through December 31, 2022 to update contracts moving away from LIBOR.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2024, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Credit Opportunities Fund’s, U.S. High Yield Fund’s, and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is

68

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2024, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.
As of June 30, 2024, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
December 31, 2024	$523,682	$107,629	$144,824
December 31, 2025	666,995	233,047	596,208
December 31, 2026	486,807	247,658	838,624
June 30, 2027	277,271	126,173	431,940
Total	$1,954,755	$714,507	$2,011,596

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2024, are disclosed in the Statements of Operations.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2024, are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2024, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$215,275,389	$236,631,758$
U.S. High Yield Fund	21,397,690	23,433,624
Low Duration Fund	417,861,098	327,123,906

For the six months ended June 30, 2024, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$42,259,132$	$ 76,501,755

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund or Low Duration Fund during the six months ended June 30, 2024.

69

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2024, and the year ended December 31, 2023, was as follows:

	Ordinary Income
	June 30, 2024	December 31, 2023
Credit Opportunities Fund	$4,478,518	$ 11,151,062
U.S. High Yield Fund	1,738,386	2,400,350
Low Duration Fund	9,605,812	48,879,002

Long-Term Capital Gains[1]
	June 30, 2024	December 31, 2023
Credit Opportunities Fund	$ —	$ —
U.S. High Yield Fund	—	—
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2023, was as follows:

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Cost of Investments	$ 260,285,114	$ 49,387,231	$ 971,842,289
Gross tax unrealized appreciation	9,904,838	982,072	33,637,648
Gross tax unrealized depreciation	(3,975,109)	(681,741)	(14,093,908)
Net tax unrealized appreciation (depreciation)	5,929,729	300,331	19,543,740
Undistributed ordinary income (loss)	1,989,759	18,946	1,105,814
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	1,989,759	18,946	1,105,814
Other distributable (accumulated) gains (losses)	(33,050,754)	(3,379,370)	(48,877,215)
Total distributable (accumulated) earningst (losses)	$(25,131,266)	$(3,060,093)	$(28,227,661)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2024, are as follows:

Credit Opportunities Fund
Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2024	—
Average interest rate when in use	0.00%

70

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

U.S. High Yield Fund
Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2024	—
Average interest rate when in use	0.00%

Low Duration Fund
Maximum available credit	$80,000,000
Largest amount outstanding on an individual day	10,657,000
Average daily loan outstanding when in use	3,795,333
Credit facility outstanding as of June 30, 2024	—
Average interest rate when in use	7.67%

Interest expense for the six months ended June 30, 2024, is disclosed in the Statements of Operations, if applicable.
NOTE 7 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)
Several of the Funds invest in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these.

71

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	September 6, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	September 6, 2024

* Print the name and title of each signing officer under his or her signature.